UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09987

Eaton Vance Floating Rate Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Floating Rate Portfolio

October 31, 2022

Portfolio of Investments

Asset-Backed Securities — 3.3%
Security	Principal Amount (000’s omitted)	Value

AGL CLO 17, Ltd., Series 2022-17A, Class E, 10.338%, (3 mo. SOFR + 6.35%), 1/21/35(1)(2)	$1,000	$832,224

Alinea CLO, Ltd.:

Series 2018-1A, Class D, 7.343%, (3 mo. USD LIBOR + 3.10%), 7/20/31(1)(2)	2,500	2,196,693

Series 2018-1A, Class E, 10.243%, (3 mo. USD LIBOR + 6.00%), 7/20/31(1)(2)	3,000	2,410,995

AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 10.989%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	5,000	3,919,760

AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 9.092%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	3,525	2,743,021

Apidos CLO XX, Series 2015-20A, Class DR, 9.779%, (3 mo. USD LIBOR + 5.70%), 7/16/31(1)(2)	2,375	1,960,199

Ares LVlll CLO, Ltd., Series 2020-58A, Class ER, 10.564%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	3,000	2,439,324

Ares XLIX CLO, Ltd.:

Series 2018-49A, Class D, 7.325%, (3 mo. USD LIBOR + 3.00%), 7/22/30(1)(2)	2,500	2,216,017

Series 2018-49A, Class E, 10.025%, (3 mo. USD LIBOR + 5.70%), 7/22/30(1)(2)	3,500	2,890,412

Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class C, 5.805%, (3 mo. USD LIBOR + 2.90%), 5/15/30(1)(2)	5,000	4,323,625

Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 9.779%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,000	3,249,960

Babson CLO, Ltd.:

Series 2015-1A, Class DR, 6.843%, (3 mo. USD LIBOR + 2.60%), 1/20/31(1)(2)	2,500	2,143,750

Series 2018-1A, Class C, 6.679%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	3,500	2,993,819

Bain Capital Credit CLO, Ltd.:

Series 2018-1A, Class D, 7.025%, (3 mo. USD LIBOR + 2.70%), 4/23/31(1)(2)	5,000	4,292,110

Series 2018-1A, Class E, 9.675%, (3 mo. USD LIBOR + 5.35%), 4/23/31(1)(2)	3,000	2,326,506

Battalion CLO XXII, Ltd., Series 2021-22A, Class E, 11.193%, (3 mo. USD LIBOR + 6.95%), 1/20/35(1)(2)	1,750	1,434,109

Battalion CLO XXIII, Ltd., Series 2022-23A, Class D, 6.083%, (3 mo. SOFR + 3.95%), 5/19/36(1)(2)	3,500	3,243,152

Benefit Street Partners CLO V-B, Ltd.:

Series 2018-5BA, Class C, 7.173%, (3 mo. USD LIBOR + 2.93%), 4/20/31(1)(2)	5,000	4,332,635

Series 2018-5BA, Class D, 10.193%, (3 mo. USD LIBOR + 5.95%), 4/20/31(1)(2)	3,500	2,867,620

Benefit Street Partners CLO VIII, Ltd., Series 2015-8A, Class DR, 9.843%, (3 mo. USD LIBOR + 5.60%), 1/20/31(1)(2)	5,401	4,273,152

Security	Principal Amount (000’s omitted)	Value

Benefit Street Partners CLO XIV, Ltd., Series 2018-14A, Class D, 6.843%, (3 mo. USD LIBOR + 2.60%), 4/20/31(1)(2)	$1,500	$1,288,166

Benefit Street Partners CLO XVI, Ltd., Series 2018-16A, Class E, 10.779%, (3 mo. USD LIBOR + 6.70%), 1/17/32(1)(2)	2,250	1,902,560

Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class ER, 10.429%, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(2)	1,750	1,458,174

Benefit Street Partners CLO XXII, Ltd., Series 2020-22A, Class ER, 10.893%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	827,510

Benefit Street Partners CLO XXV, Ltd., Series 2021-25A, Class E, 10.929%, (3 mo. USD LIBOR + 6.85%), 1/15/35(1)(2)	3,000	2,603,145

Betony CLO 2, Ltd.:

Series 2018-1A, Class C, 7.315%, (3 mo. USD LIBOR + 2.90%), 4/30/31(1)(2)	2,500	2,181,535

Series 2018-1A, Class D, 10.065%, (3 mo. USD LIBOR + 5.65%), 4/30/31(1)(2)	4,450	3,533,932

BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, 11.083%, (3 mo. USD LIBOR + 6.84%), 4/20/34(1)(2)	1,000	813,847

BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 11.373%, (3 mo. USD LIBOR + 7.13%), 10/20/34(1)(2)	3,000	2,501,094

BlueMountain CLO XXX, Ltd., Series 2020-30A, Class ER, 10.564%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,583,188

BlueMountain CLO XXXV, Ltd., Series 2022-35A, Class E, 9.893%, (3 mo. SOFR + 7.75%), 7/22/35(1)(2)	2,000	1,735,462

BlueMountain CLO, Ltd.:

Series 2016-3A, Class DR, 6.005%, (3 mo. USD LIBOR + 3.10%), 11/15/30(1)(2)	1,500	1,302,261

Series 2016-3A, Class ER, 8.855%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(2)	1,500	1,164,126

Series 2018-1A, Class D, 7.465%, (3 mo. USD LIBOR + 3.05%), 7/30/30(1)(2)	2,500	2,126,600

Series 2018-1A, Class E, 10.365%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	2,000	1,528,400

Series 2021-33A, Class E, 9.814%, (3 mo. USD LIBOR + 6.83%), 11/20/34(1)(2)	2,500	2,090,870

Canyon Capital CLO, Ltd.:

Series 2012-1RA, Class E, 9.779%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,875	3,809,369

Series 2016-1A, Class ER, 9.829%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	4,000	3,078,144

Series 2016-2A, Class ER, 10.079%, (3 mo. USD LIBOR + 6.00%), 10/15/31(1)(2)	4,500	3,478,288

Series 2017-1A, Class E, 10.329%, (3 mo. USD LIBOR + 6.25%), 7/15/30(1)(2)	3,250	2,569,083

22	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2022

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Canyon Capital CLO, Ltd.: (continued)

Series 2018-1A, Class D, 6.979%, (3 mo. USD LIBOR + 2.90%), 7/15/31(1)(2)	$3,000	$2,598,006

Series 2018-1A, Class E, 9.829%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	2,750	2,168,977

Series 2019-2A, Class ER, 10.829%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	1,500	1,236,644

Carlyle CLO C17, Ltd.:

Series C17A, Class CR, 7.215%, (3 mo. USD LIBOR + 2.80%), 4/30/31(1)(2)	5,000	4,414,415

Series C17A, Class DR, 10.415%, (3 mo. USD LIBOR + 6.00%), 4/30/31(1)(2)	3,500	2,837,838

Carlyle Global Market Strategies CLO, Ltd.:

Series 2012-3A, Class CR2, 7.511%, (3 mo. USD LIBOR + 3.50%), 1/14/32(1)(2)	2,500	2,038,950

Series 2012-3A, Class DR2, 10.511%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,500	1,198,611

Series 2014-3RA, Class C, 7.308%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	1,000	859,225

Series 2014-3RA, Class D, 9.758%, (3 mo. USD LIBOR + 5.40%), 7/27/31(1)(2)	2,150	1,675,207

Series 2014-4RA, Class C, 6.979%, (3 mo. USD LIBOR + 2.90%), 7/15/30(1)(2)	2,000	1,714,230

Series 2014-4RA, Class D, 9.729%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	3,500	2,686,964

Carlyle US CLO, Ltd., Series 2019-4A, Class DR, 10.464%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	2,341,932

CarVal CLO IV, Ltd., Series 2021-1A, Class E, 10.843%, (3 mo. USD LIBOR + 6.60%), 7/20/34(1)(2)	1,000	852,090

CIFC Funding, Ltd., Series 2022-4A, Class D, 6.074%, (3 mo. SOFR + 3.55%), 7/16/35(1)(2)	1,750	1,605,751

Dryden CLO, Ltd.:

Series 2018-55A, Class D, 6.929%, (3 mo. USD LIBOR + 2.85%), 4/15/31(1)(2)	1,500	1,303,875

Series 2018-55A, Class E, 9.479%, (3 mo. USD LIBOR + 5.40%), 4/15/31(1)(2)	2,000	1,602,542

Series 2022-112A, Class E, 10.514%, (3 mo. SOFR + 7.78%), 8/15/34(1)(2)	2,000	1,834,140

Dryden Senior Loan Fund:

Series 2015-41A, Class DR, 6.679%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	5,000	4,375,425

Series 2015-41A, Class ER, 9.379%, (3 mo. USD LIBOR + 5.30%), 4/15/31(1)(2)	1,268	1,015,382

Series 2016-42A, Class DR, 7.009%, (3 mo. USD LIBOR + 2.93%), 7/15/30(1)(2)	2,500	2,207,390

Series 2016-42A, Class ER, 9.629%, (3 mo. USD LIBOR + 5.55%), 7/15/30(1)(2)	3,500	2,874,553

Elmwood CLO 14, Ltd., Series 2022-1A, Class E, 10.313%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	1,950	1,755,312

Security	Principal Amount (000’s omitted)	Value

Elmwood CLO 17, Ltd., Series 2022-4A, Class E, 9.244%, (3 mo. SOFR + 7.15%), 7/17/35(1)(2)	$2,250	$2,002,291

Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 10.724%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	2,500	2,023,443

Galaxy XXV CLO, Ltd.:

Series 2018-25A, Class D, 7.458%, (3 mo. USD LIBOR + 3.10%), 10/25/31(1)(2)	2,500	2,211,837

Series 2018-25A, Class E, 10.308%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	3,500	2,826,271

Golub Capital Partners CLO 22B, Ltd., Series 2015-22A, Class ER, 10.243%, (3 mo. USD LIBOR + 6.00%), 1/20/31(1)(2)	2,500	2,065,380

Golub Capital Partners CLO 37B, Ltd.:

Series 2018-37A, Class D, 7.543%, (3 mo. USD LIBOR + 3.30%), 7/20/30(1)(2)	4,000	3,515,372

Series 2018-37A, Class E, 9.993%, (3 mo. USD LIBOR + 5.75%), 7/20/30(1)(2)	4,750	4,324,319

Golub Capital Partners CLO 53B, Ltd., Series 2021-53A, Class E, 10.943%, (3 mo. USD LIBOR + 6.70%), 7/20/34(1)(2)	1,250	1,034,799

Golub Capital Partners CLO 58B, Ltd.,

Series 2021-58A, Class E, 11.168%, (3 mo. USD LIBOR + 6.81%), 1/25/35(1)(2)	2,500	2,057,463

Halseypoint CLO 5, Ltd., Series 2021-5A, Class E, 11.355%, (3 mo. USD LIBOR + 6.94%), 1/30/35(1)(2)	2,000	1,673,020

Harriman Park CLO, Ltd., Series 2020-1A, Class ER, 10.643%, (3 mo. USD LIBOR + 6.40%), 4/20/34(1)(2)	1,000	844,910

ICG US CLO, Ltd.:

Series 2018-2A, Class D, 7.425%, (3 mo. USD LIBOR + 3.10%), 7/22/31(1)(2)	2,000	1,718,470

Series 2018-2A, Class E, 10.075%, (3 mo. USD LIBOR + 5.75%), 7/22/31(1)(2)	3,000	2,239,749

Madison Park Funding LIX, Ltd., Series 2021-59A, Class E, 10.794%, (3 mo. USD LIBOR + 6.60%), 1/18/34(1)(2)	1,450	1,239,750

Madison Park Funding XXV, Ltd., Series 2017-25A, Class D, 10.458%, (3 mo. USD LIBOR + 6.10%), 4/25/29(1)(2)	1,500	1,291,446

Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class ER, 10.914%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	2,500	2,159,505

Marble Point CLO XXIV, Ltd., Series 2022-1A, Class D1, 8.203%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	1,823,490

Neuberger Berman CLO XXII, Ltd.:

Series 2016-22A, Class DR, 7.179%, (3 mo. USD LIBOR + 3.10%), 10/17/30(1)(2)	2,500	2,232,140

Series 2016-22A, Class ER, 10.139%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	3,000	2,543,190

23	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2022

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Neuberger Berman Loan Advisers CLO 28, Ltd., Series 2018-28A, Class E, 9.843%, (3 mo. USD LIBOR + 5.60%), 4/20/30(1)(2)	$1,950	$1,622,985

Neuberger Berman Loan Advisers CLO 30, Ltd.:

Series 2018-30A, Class DR, 7.093%, (3 mo. USD LIBOR + 2.85%), 1/20/31(1)(2)	2,500	2,214,132

Series 2018-30A, Class ER, 10.443%, (3 mo. USD LIBOR + 6.20%), 1/20/31(1)(2)	1,000	858,181

Neuberger Berman Loan Advisers CLO 48, Ltd.,

Series 2022-48A, Class E, 10.56%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	3,200	2,735,840

OCP CLO, Ltd.:

Series 2022-24A, Class D, 5.461%, (3 mo. SOFR + 3.80%), 7/20/35(1)(2)	500	454,612

Series 2022-24A, Class E, 9.081%, (3 mo. SOFR + 7.42%), 7/20/35(1)(2)	1,000	858,601

Palmer Square CLO, Ltd.:

Series 2013-2A, Class DRR, 9.929%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	3,000	2,536,680

Series 2015-1A, Class DR4, 9.484%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	2,000	1,700,194

Series 2018-1A, Class C, 6.694%, (3 mo. USD LIBOR + 2.50%), 4/18/31(1)(2)	3,000	2,644,785

Series 2018-1A, Class D, 9.344%, (3 mo. USD LIBOR + 5.15%), 4/18/31(1)(2)	2,000	1,656,110

Series 2018-2A, Class D, 9.679%, (3 mo. USD LIBOR + 5.60%), 7/16/31(1)(2)	2,000	1,718,734

Series 2021-2A, Class E, 10.429%, (3 mo. USD LIBOR + 6.35%), 7/15/34(1)(2)	1,000	886,353

Series 2022-1A, Class E, 10.313%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	2,000	1,725,646

Series 2022-3A, Class E, 11.274%, (3 mo. SOFR + 7.98%), 7/20/35(1)(2)	2,250	2,125,868

RAD CLO 5, Ltd., Series 2019-5A, Class E, 11.025%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	1,750	1,466,325

RAD CLO 14, Ltd., Series 2021-14A, Class E, 10.579%, (3 mo. USD LIBOR + 6.50%), 1/15/35(1)(2)	950	773,088

Regatta XIII Funding, Ltd.:

Series 2018-2A, Class C, 7.179%, (3 mo. USD LIBOR + 3.10%), 7/15/31(1)(2)	2,500	2,203,268

Series 2018-2A, Class D, 10.029%, (3 mo. USD LIBOR + 5.95%), 7/15/31(1)(2)	5,000	4,032,770

Regatta XIV Funding, Ltd.:

Series 2018-3A, Class D, 7.558%, (3 mo. USD LIBOR + 3.20%), 10/25/31(1)(2)	2,500	2,206,957

Series 2018-3A, Class E, 10.308%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	4,500	3,618,648

Regatta XV Funding, Ltd., Series 2018-4A, Class D, 10.858%, (3 mo. USD LIBOR + 6.50%), 10/25/31(1)(2)	3,875	3,111,687

Upland CLO, Ltd.:

Series 2016-1A, Class CR, 7.143%, (3 mo. USD LIBOR + 2.90%), 4/20/31(1)(2)	4,500	3,899,839

Security	Principal Amount (000’s omitted)	Value

Upland CLO, Ltd.: (continued)

Series 2016-1A, Class DR, 10.143%, (3 mo. USD LIBOR + 5.90%), 4/20/31(1)(2)	$4,625	$3,694,686

Vibrant CLO IX, Ltd.:

Series 2018-9A, Class C, 7.443%, (3 mo. USD LIBOR + 3.20%), 7/20/31(1)(2)	2,500	2,083,450

Series 2018-9A, Class D, 10.493%, (3 mo. USD LIBOR + 6.25%), 7/20/31(1)(2)	3,500	2,453,027

Vibrant CLO X, Ltd.:

Series 2018-10A, Class C, 7.493%, (3 mo. USD LIBOR + 3.25%), 10/20/31(1)(2)	5,000	4,156,205

Series 2018-10A, Class D, 10.433%, (3 mo. USD LIBOR + 6.19%), 10/20/31(1)(2)	5,000	3,645,185

Voya CLO, Ltd.:

Series 2015-3A, Class CR, 7.393%, (3 mo. USD LIBOR + 3.15%), 10/20/31(1)(2)	2,500	2,065,483

Series 2015-3A, Class DR, 10.443%, (3 mo. USD LIBOR + 6.20%), 10/20/31(1)(2)	5,500	3,974,866

Series 2016-3A, Class CR, 7.444%, (3 mo. USD LIBOR + 3.25%), 10/18/31(1)(2)	2,000	1,573,884

Series 2016-3A, Class DR, 10.274%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(2)	3,375	2,472,660

Series 2018-1A, Class C, 6.827%, (3 mo. USD LIBOR + 2.60%), 4/19/31(1)(2)	5,000	4,254,190

Series 2018-2A, Class E, 9.329%, (3 mo. USD LIBOR + 5.25%), 7/15/31(1)(2)	2,500	1,930,378

Webster Park CLO, Ltd.:

Series 2015-1A, Class CR, 7.143%, (3 mo. USD LIBOR + 2.90%), 7/20/30(1)(2)	2,000	1,764,840

Series 2015-1A, Class DR, 9.743%, (3 mo. USD LIBOR + 5.50%), 7/20/30(1)(2)	2,500	2,049,573

Wellfleet CLO, Ltd.:

Series 2021-1A, Class D, 7.743%, (3 mo. USD LIBOR + 3.50%), 4/20/34(1)(2)	1,200	1,048,104

Series 2021-3A, Class E, 11.179%, (3 mo. USD LIBOR + 7.10%), 1/15/35(1)(2)	950	787,360

Series 2022-1A, Class D, 8.004%, (3 mo. SOFR + 4.14%), 4/15/34(1)(2)	1,000	901,800

Series 2022-1A, Class E, 11.724%, (3 mo. SOFR + 7.86%), 4/15/34(1)(2)	2,000	1,774,440

Total Asset-Backed Securities (identified cost $323,247,901)		$269,370,575

Common Stocks — 0.7%
Security	Shares	Value

Aerospace and Defense — 0.1%

IAP Global Services, LLC(3)(4)(5)(6)	950	$4,055,113

IAP Global Services, LLC(3)(4)(5)	1,627	4,630,051

		$8,685,164

24	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2022

Portfolio of Investments — continued

Security	Shares	Value

Containers and Glass Products — 0.0%(7)

LG Newco Holdco, Inc., Class A(5)(6)	250,979	$3,220,889

		$3,220,889

Electronics/Electrical — 0.0%(7)

Skillsoft Corp.(5)(6)	893,525	$1,599,410

		$1,599,410

Health Care — 0.1%

Akorn Holding Company, LLC, Class A(5)(6)	705,631	$4,233,786

		$4,233,786

Investment Companies — 0.1%

Aegletes B.V.(5)(6)	115,904	$4,288,448

		$4,288,448

Nonferrous Metals/Minerals — 0.1%

ACNR Holdings, Inc., Class A(5)(6)	36,829	$3,793,387

		$3,793,387

Oil and Gas — 0.1%

AFG Holdings, Inc.(4)(5)(6)	498,342	$1,480,076

McDermott International, Ltd.(5)(6)	1,013,850	542,410

QuarterNorth Energy, Inc.(6)	66,091	8,096,147

QuarterNorth Energy, Inc.(6)	9,684	1,186,290

		$11,304,923

Radio and Television — 0.1%

Clear Channel Outdoor Holdings, Inc.(5)(6)	1,204,044	$1,721,783

Cumulus Media, Inc., Class A(5)(6)	644,574	4,750,510

iHeartMedia, Inc., Class A(5)(6)	512,034	4,239,642

		$10,711,935

Retailers (Except Food and Drug) — 0.0%(7)

David’s Bridal, LLC(4)(5)(6)	272,023	$0

Phillips Pet Holding Corp.(4)(5)(6)	2,590	793,493

		$793,493

Telecommunications — 0.1%

GEE Acquisition Holdings Corp.(4)(5)(6)	364,650	$3,281,850

		$3,281,850

Security	Shares	Value

Utilities — 0.0%(7)

Longview Intermediate Holdings, LLC, Class A(5)(6)	149,459	$2,055,061

		$2,055,061

Total Common Stocks (identified cost $87,489,231)		$53,968,346

Convertible Preferred Stocks — 0.1%
Security	Shares	Value

Containers and Glass Products — 0.1%

LG Newco Holdco, Inc., Series A, 13.00%(5)(6)	38,060	$4,538,607

Total Convertible Preferred Stocks (identified cost $1,998,129)		$4,538,607

Corporate Bonds — 7.0%
Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.1%

Spirit AeroSystems, Inc., 5.50%, 1/15/25(1)	3,000	$2,899,125

TransDigm, Inc.:

6.25%, 3/15/26(1)	1,500	1,482,202

8.00%, 12/15/25(1)	1,500	1,528,095

		$5,909,422

Air Transport — 0.7%

Air Canada, 3.875%, 8/15/26(1)	6,850	$6,071,121

American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:

5.50%, 4/20/26(1)	17,175	16,383,777

5.75%, 4/20/29(1)	12,875	11,739,232

Delta Air Lines, Inc., 7.00%, 5/1/25(1)	4,650	4,715,956

Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	6,425	5,981,367

United Airlines, Inc.:

4.375%, 4/15/26(1)	4,625	4,229,645

4.625%, 4/15/29(1)	4,625	3,963,741

		$53,084,839

Automotive — 0.2%

Clarios Global, L.P., 6.75%, 5/15/25(1)	1,890	$1,894,007

25	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2022

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Automotive (continued)

Clarios Global, L.P./Clarios U.S. Finance Co., 6.25%, 5/15/26(1)		3,893	$3,775,665

Tenneco, Inc.:

5.125%, 4/15/29(1)		9,050	8,988,485

7.875%, 1/15/29(1)		450	446,573

			$15,104,730

Building and Development — 0.0%(7)

Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 5/15/28(1)		3,150	$3,002,785

Winnebago Industries, Inc., 6.25%, 7/15/28(1)		900	838,735

			$3,841,520

Business Equipment and Services — 0.7%

Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)		2,075	$1,985,557

Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:

4.625%, 6/1/28(1)		17,475	14,329,150

4.625%, 6/1/28(1)		24,975	20,941,648

Prime Security Services Borrower, LLC/Prime Finance, Inc.:

5.25%, 4/15/24(1)		7,900	7,876,379

5.75%, 4/15/26(1)		15,225	14,846,954

			$59,979,688

Cable and Satellite Television — 0.6%

Altice France S.A.:

5.125%, 1/15/29(1)		1,300	$980,129

5.125%, 7/15/29(1)		57,625	43,506,875

5.50%, 10/15/29(1)		6,455	4,934,363

			$49,421,367

Chemicals — 0.1%

Cheever Escrow Issuer, LLC, 7.125%, 10/1/27(1)		925	$850,440

INEOS Finance PLC, 3.375%, 3/31/26(1)	EUR	1,250	1,112,895

INEOS Quattro Finance 2 PLC, 3.375%, 1/15/26(1)		3,050	2,584,494

Olympus Water US Holding Corp., 4.25%, 10/1/28(1)		9,350	7,614,108

			$12,161,937

Commercial Services — 0.1%

WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		8,225	$7,682,304

			$7,682,304

Security	Principal Amount* (000’s omitted)	Value

Communications Equipment — 0.1%

CommScope, Inc., 4.75%, 9/1/29(1)	6,650	$5,633,343

		$5,633,343

Containers & Packaging — 0.2%

Clydesdale Acquisition Holdings, Inc., 6.625%, 4/15/29(1)	2,300	$2,186,714

Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC:

4.00%, 10/15/27(1)	5,150	4,571,140

4.375%, 10/15/28(1)	9,125	7,997,013

		$14,754,867

Diversified Financial Services — 0.2%

AG Issuer, LLC, 6.25%, 3/1/28(1)	8,075	$7,525,312

AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(1)	2,925	2,939,888

NFP Corp., 7.50%, 10/1/30(1)	2,925	2,789,011

		$13,254,211

Diversified Telecommunication Services — 0.1%

Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	6,500	$5,386,675

Zayo Group Holdings, Inc., 4.00%, 3/1/27(1)	4,000	3,097,340

		$8,484,015

Drugs — 0.1%

Jazz Securities DAC, 4.375%, 1/15/29(1)	9,150	$8,143,683

		$8,143,683

Ecological Services and Equipment — 0.1%

GFL Environmental, Inc., 4.25%, 6/1/25(1)	5,300	$5,067,489

		$5,067,489

Electronics/Electrical — 0.3%

GoTo Group, Inc., 5.50%, 9/1/27(1)	10,760	$6,267,915

Imola Merger Corp., 4.75%, 5/15/29(1)	18,175	15,702,200

		$21,970,115

Entertainment — 0.1%

AMC Entertainment Holdings, Inc., 7.50%, 2/15/29(1)	8,700	$5,992,299

Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	2,075	1,810,974

Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	1,070	1,081,984

		$8,885,257

Health Care — 0.5%

Medline Borrower, L.P., 3.875%, 4/1/29(1)	22,800	$18,665,220

26	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2022

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Health Care (continued)

RP Escrow Issuer, LLC, 5.25%, 12/15/25(1)	2,150	$1,612,972

Tenet Healthcare Corp., 4.25%, 6/1/29(1)	22,950	19,370,374

		$39,648,566

Hotels, Restaurants & Leisure — 0.4%

Carnival Corporation, 4.00%, 8/1/28(1)	34,575	$27,919,312

SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	2,125	2,179,475

		$30,098,787

Household Products — 0.0%(7)

Kronos Acquisition Holdings, Inc./KIK Custom

Products, Inc., 5.00%, 12/31/26(1)	1,075	$975,933

		$975,933

Insurance — 0.0%(7)

Alliant Holdings Intermediate LLC/Alliant Holdings

Co., 4.25%, 10/15/27(1)	700	$631,792

		$631,792

Internet Software & Services — 0.2%

Arches Buyer, Inc., 4.25%, 6/1/28(1)	6,900	$5,676,492

Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	13,700	13,125,422

		$18,801,914

IT Services — 0.0%(7)

Rackspace Technology Global, Inc., 3.50%, 2/15/28(1)	6,185	$4,095,299

		$4,095,299

Leisure Goods/Activities/Movies — 0.3%

Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)	3,300	$2,940,503

NCL Corp., Ltd., 5.875%, 2/15/27(1)	22,000	19,670,090

		$22,610,593

Machinery — 0.2%

Madison IAQ, LLC, 4.125%, 6/30/28(1)	13,400	$11,118,918

TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	4,150	3,730,933

		$14,849,851

Media — 0.4%

Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	6,753	$1,358,940

iHeartCommunications, Inc.:

4.75%, 1/15/28(1)	2,550	2,228,662

Security	Principal Amount* (000’s omitted)	Value

Media (continued)

iHeartCommunications, Inc.: (continued)

5.25%, 8/15/27(1)	2,125	$1,939,700

6.375%, 5/1/26	2,896	2,766,068

8.375%, 5/1/27	5,248	4,723,690

Univision Communications, Inc.:

4.50%, 5/1/29(1)	9,125	7,703,325

7.375%, 6/30/30(1)	11,300	10,946,366

		$31,666,751

Oil, Gas & Consumable Fuels — 0.1%

CITGO Petroleum Corporation:

6.375%, 6/15/26(1)	1,750	$1,727,932

7.00%, 6/15/25(1)	10,525	10,376,387

		$12,104,319

Pharmaceuticals — 0.1%

Bausch Health Companies, Inc.:

4.875%, 6/1/28(1)	8,675	$5,331,872

6.125%, 2/1/27(1)	6,075	4,004,461

		$9,336,333

Professional Services — 0.0%(7)

CoreLogic, Inc., 4.50%, 5/1/28(1)	5,525	$3,727,648

		$3,727,648

Real Estate Investment Trusts (REITs) — 0.1%

Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	6,425	$5,844,951

		$5,844,951

Retail — 0.2%

Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	15,580	$13,578,983

		$13,578,983

Retailers (Except Food and Drug) — 0.0%(7)

PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,300	$1,189,513

		$1,189,513

Software — 0.2%

Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	4,225	$4,160,780

Sabre GLBL, Inc.:

7.375%, 9/1/25(1)	2,125	1,999,668

27	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2022

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Software (continued)

Sabre GLBL, Inc.: (continued)

9.25%, 4/15/25(1)	2,525	$2,451,106

Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 9/1/25(1)	10,350	8,732,559

		$17,344,113

Technology — 0.1%

Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	11,400	$9,803,709

		$9,803,709

Telecommunications — 0.3%

LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	9,325	$7,878,972

Lumen Technologies, Inc., 4.00%, 2/15/27(1)	11,277	9,604,734

VMED O2 UK Financing I PLC, 4.25%, 1/31/31(1)	8,550	6,815,037

		$24,298,743

Trading Companies & Distributors — 0.1%

American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	2,975	$2,630,927

SRS Distribution, Inc., 4.625%, 7/1/28(1)	4,575	4,027,235

		$6,658,162

Utilities — 0.0%(7)

Calpine Corp., 5.25%, 6/1/26(1)	1,109	$1,054,137

		$1,054,137

Wireless Telecommunication Services — 0.1%

Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	6,325	$5,411,955

		$5,411,955

Total Corporate Bonds (identified cost $665,096,030)		$567,110,839

Exchange-Traded Funds — 0.2%
Security	Shares	Value

SPDR Blackstone Senior Loan ETF	426,000	$17,610,840

Total Exchange-Traded Funds (identified cost $19,593,027)		$17,610,840

Preferred Stocks — 0.1%
Security		Shares	Value

Financial Services — 0.0%

DBI Investors, Inc., Series A-1(4)(5)(6)		13,348	$0

			$0

Nonferrous Metals/Minerals — 0.1%

ACNR Holdings, Inc., 15.00% (PIK)(5)(6)		17,394	$10,740,795

			$10,740,795

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC:

Series A 8.00% (PIK)(4)(5)(6)		7,852	$0

Series B 10.00% (PIK)(4)(5)(6)		31,998	0

			$0

Total Preferred Stocks (identified cost $2,590,558)			$10,740,795

Senior Floating-Rate Loans — 84.3%(8)
Borrower/Description	Principal Amount* (000’s omitted)		Value

Aerospace and Defense — 1.9%

Aernnova Aerospace S.A.U.:

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 2/26/27	EUR	4,656	$3,938,040

Term Loan, 4.10%, (3 mo. EURIBOR + 3.00%), 2/22/27	EUR	1,194	1,009,754

AI Convoy (Luxembourg) S.a.r.l.:

Term Loan, 5.532%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	3,850	3,538,428

Term Loan, 8.173%, (USD LIBOR + 3.50%), 1/18/27(9)		3,003	2,941,741

Dynasty Acquisition Co., Inc.:

Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 4/6/26		29,031	27,346,879

Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 4/6/26		15,611	14,705,201

IAP Worldwide Services, Inc., Term Loan - Second Lien, 10.174%, (3 mo. USD LIBOR + 6.50%), 7/18/23(4)		6,770	5,255,578

Spirit Aerosystems, Inc., Term Loan, 7.504%, (1 mo. USD LIBOR + 3.75%), 1/15/25		10,385	10,310,943

TransDigm, Inc.:

Term Loan, 5.924%, (3 mo. USD LIBOR + 2.25%), 8/22/24		27,752	27,343,269

Term Loan, 5.924%, (3 mo. USD LIBOR + 2.25%), 5/30/25		6,271	6,140,590

28	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2022

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense (continued)

TransDigm, Inc.: (continued)

Term Loan, 5.924%, (3 mo. USD LIBOR + 2.25%), 12/9/25		24,276	$23,739,174

WP CPP Holdings, LLC, Term Loan, 8.168%, (USD LIBOR + 3.75%), 4/30/25(9)		27,375	23,542,674

			$149,812,271

Airlines — 1.2%

American Airlines, Inc.:

Term Loan, 5.346%, (1 mo. USD LIBOR + 1.75%), 6/27/25		6,083	$5,764,181

Term Loan, 8.993%, (3 mo. USD LIBOR + 4.75%), 4/20/28		27,625	27,388,226

Mileage Plus Holdings, LLC, Term Loan, 8.777%, (3 mo. USD LIBOR + 5.25%), 6/21/27		15,603	15,963,360

SkyMiles IP, Ltd., Term Loan, 7.993%, (3 mo. USD LIBOR + 3.75%), 10/20/27		31,975	32,303,639

United Airlines, Inc., Term Loan, 8.108%, (3 mo. USD LIBOR + 3.75%), 4/21/28		17,604	17,230,568

			$98,649,974

Apparel & Luxury Goods — 0.0%(7)

Samsonite International S.A., Term Loan, 5.504%, (1 mo. USD LIBOR + 1.75%), 4/25/25		2,709	$2,593,470

			$2,593,470

Auto Components — 2.2%

Adient US, LLC, Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 4/10/28		13,602	$13,177,042

American Axle and Manufacturing, Inc., Term Loan, 5.84%, (1 mo. USD LIBOR + 2.25%), 4/6/24		15,879	15,704,072

Chassix, Inc., Term Loan, 8.272%, (USD LIBOR + 5.50%), 11/15/23(9)		9,336	8,562,114

Clarios Global, L.P.:

Term Loan, 4.383%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	24,804	22,888,938

Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 4/30/26		6,152	6,000,607

DexKo Global, Inc.:

Term Loan, 5.133%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	1,012	882,832

Term Loan, 5.218%, (EURIBOR + 4.00%), 10/4/28(9)	EUR	6,291	5,486,708

Term Loan, 5.578%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	3,272	2,853,238

Term Loan, 7.476%, (USD LIBOR + 3.75%), 10/4/28(9)		13,507	12,270,386

Borrower/Description		Principal Amount* (000’s omitted)	Value

Auto Components (continued)

Garrett LX I S.a.r.l.:

Term Loan, 5.105%, (3 mo. EURIBOR + 3.50%), 4/30/28	EUR	15,900	$14,731,097

Term Loan, 7.67%, (3 mo. USD LIBOR + 3.25%), 4/30/28		5,668	5,526,056

LTI Holdings, Inc.:

Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 9/6/25		5,664	5,298,672

Term Loan, 8.254%, (1 mo. USD LIBOR + 4.50%), 7/24/26		7,117	6,689,864

Tenneco, Inc., Term Loan, 6.206%, (1 mo. USD LIBOR + 3.00%), 10/1/25		33,876	33,774,725

TI Group Automotive Systems, LLC, Term Loan, 4.443%, (1 mo. EURIBOR + 3.25%), 12/16/26	EUR	8,888	8,147,007

Truck Hero, Inc., Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 1/31/28		15,351	13,254,487

Wheel Pros, LLC, Term Loan, 8.825%, (3 mo. USD LIBOR + 4.50%), 5/11/28		1,837	1,343,889

			$176,591,734

Automobiles — 0.7%

Bombardier Recreational Products, Inc., Term Loan, 5.754%, (1 mo. USD LIBOR + 2.00%), 5/24/27		43,610	$42,001,500

MajorDrive Holdings IV, LLC, Term Loan, 7.125%, (3 mo. USD LIBOR + 4.00%), 6/1/28		15,524	14,340,039

			$56,341,539

Beverages — 0.3%

Arterra Wines Canada, Inc., Term Loan, 7.142%, (3 mo. USD LIBOR + 3.50%), 11/24/27		1,427	$1,306,199

City Brewing Company, LLC, Term Loan, 6.814%, (1 mo. USD LIBOR + 3.50%), 4/5/28		5,810	4,016,356

Triton Water Holdings, Inc., Term Loan, 7.174%, (3 mo. USD LIBOR + 3.50%), 3/31/28		16,801	15,041,802

			$20,364,357

Biotechnology — 0.5%

Alkermes, Inc., Term Loan, 5.98%, (1 mo. USD LIBOR + 2.50%), 3/12/26		18,364	$17,675,288

Alltech, Inc., Term Loan, 7.754%, (1 mo. USD LIBOR + 4.00%), 10/13/28		7,518	7,226,858

Grifols Worldwide Operations USA, Inc., Term Loan, 5.754%, (1 mo. USD LIBOR + 2.00%), 11/15/27		17,440	16,771,627

			$41,673,773

Building Products — 0.9%

ACProducts, Inc., Term Loan, 7.325%, (USD LIBOR + 4.25%), 5/17/28(9)		18,763	$13,154,858

29	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2022

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Building Products (continued)

Cornerstone Building Brands, Inc., Term Loan, 6.589%, (1 mo. USD LIBOR + 3.25%), 4/12/28		19,710	$16,624,496

CPG International, Inc., Term Loan, 6.269%, (SOFR + 2.50%), 4/28/29		13,775	13,359,601

LHS Borrower, LLC, Term Loan, 8.579%, (SOFR + 4.75%), 2/16/29		13,044	10,359,005

MI Windows and Doors, LLC, Term Loan, 7.329%, (SOFR + 3.50%), 12/18/27		6,611	6,450,259

Standard Industries, Inc., Term Loan, 6.675%, (6 mo. USD LIBOR + 2.50%), 9/22/28		15,487	15,198,955

			$75,147,174

Capital Markets — 3.5%

Advisor Group, Inc., Term Loan, 8.254%, (1 mo. USD LIBOR + 4.50%), 7/31/26		36,937	$35,574,908

AllSpring Buyer, LLC, Term Loan, 6.688%, (3 mo. USD LIBOR + 3.00%), 11/1/28		6,283	6,212,261

Aretec Group, Inc., Term Loan, 8.079%, (SOFR + 4.25%), 10/1/25		18,467	17,970,686

Axalta Coating Systems US Holdings, Inc., Term Loan, 5.424%, (3 mo. USD LIBOR + 1.75%), 6/1/24		20,974	20,773,404

CeramTec AcquiCo GmbH, Term Loan, 4.332%, (3 mo. EURIBOR + 3.75%), 3/16/29	EUR	12,779	11,708,004

Clipper Acquisitions Corp., Term Loan, 4.924%, (1 mo. USD LIBOR + 1.75%), 3/3/28		11,211	11,001,071

Edelman Financial Center, LLC, Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 4/7/28		29,001	27,102,658

EIG Management Company, LLC, Term Loan, 7.504%, (1 mo. USD LIBOR + 3.75%), 2/22/25		2,889	2,809,431

FinCo I, LLC, Term Loan, 6.254%, (1 mo. USD LIBOR + 2.50%), 6/27/25		18,666	18,628,534

Focus Financial Partners, LLC:

Term Loan, 5.754%, (1 mo. USD LIBOR + 2.00%), 7/3/24		12,976	12,812,528

Term Loan, 6.254%, (1 mo. USD LIBOR + 2.50%), 6/30/28		9,978	9,775,755

Franklin Square Holdings, L.P., Term Loan, 6.063%, (1 mo. USD LIBOR + 2.25%), 8/1/25		6,264	6,170,013

Guggenheim Partners, LLC, Term Loan, 6.504%, (1 mo. USD LIBOR + 2.75%), 7/21/23		19,376	19,278,743

HighTower Holdings, LLC, Term Loan, 8.278%, (3 mo. USD LIBOR + 4.00%), 4/21/28		9,199	8,577,641

Hudson River Trading, LLC, Term Loan, 6.164%, (SOFR + 3.00%), 3/20/28		25,834	23,803,466

LPL Holdings, Inc., Term Loan, 4.878%, (1 mo. USD LIBOR + 1.75%), 11/12/26		15,949	15,769,574

Mariner Wealth Advisors, LLC, Term Loan, 7.065%, (SOFR + 3.25%), 8/18/28		13,584	13,091,240

Borrower/Description		Principal Amount* (000’s omitted)	Value

Capital Markets (continued)

Victory Capital Holdings, Inc.:

Term Loan, 5.962%, (SOFR + 2.25%), 7/1/26		13,543	$13,285,020

Term Loan, 5.962%, (SOFR + 2.25%), 12/29/28		6,979	6,832,637

			$281,177,574

Chemicals — 3.3%

Aruba Investments, Inc.:

Term Loan, 4.979%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	3,398	$3,089,654

Term Loan, 7.576%, (1 mo. USD LIBOR + 4.00%), 11/24/27		5,048	4,758,099

Caldic B.V., Term Loan, 5.105%, (3 mo. EURIBOR + 3.50%), 2/3/29	EUR	6,000	5,418,079

Chemours Company (The), Term Loan, 3.20%, (3 mo. EURIBOR + 2.00%), 4/3/25	EUR	2,790	2,619,195

Colouroz Investment 1 GmbH:

Term Loan, 5.752%, (EURIBOR + 4.25%), 9/21/23(9)	EUR	2,514	1,913,365

Term Loan, 5.751%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	27	20,701

CPC Acquisition Corp., Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 12/29/27		16,671	13,336,900

Flint Group GmbH:

Term Loan, 5.751%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	276	209,996

Term Loan, 5.751%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	32	24,257

Term Loan, 5.751%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	73	55,234

Term Loan, 5.751%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	144	109,443

Term Loan, 7.009%, (3 mo. USD LIBOR + 4.25%), 9/21/23		1,387	1,048,547

Flint Group US LLC, Term Loan, 9.32%, (3 mo. USD LIBOR + 5.00%), 8.57% cash, 0.75% PIK, 9/21/23		8,387	6,342,859

Gemini HDPE, LLC, Term Loan, 7.358%, (3 mo. USD LIBOR + 3.00%), 12/31/27		4,910	4,733,803

GEON Performance Solutions, LLC, Term Loan, 8.174%, (1 mo. USD LIBOR + 4.50%), 8/18/28		5,718	5,555,971

Groupe Solmax, Inc., Term Loan, 8.392%, (3 mo. USD LIBOR + 4.75%), 5/29/28		15,503	13,565,154

INEOS Enterprises Holdings II Limited, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	1,975	1,789,144

INEOS Enterprises Holdings US Finco, LLC, Term Loan, 6.57%, (3 mo. USD LIBOR + 3.50%), 8/28/26		5,040	4,586,006

INEOS Finance PLC:

Term Loan, 3.133%, (1 mo. EURIBOR + 2.00%), 4/1/24	EUR	6,225	6,048,410

30	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2022

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Chemicals (continued)

INEOS Finance PLC: (continued)

Term Loan, 3.883%, (1 mo. EURIBOR + 2.75%), 11/8/28	EUR	8,900	$7,981,846

INEOS Quattro Holdings UK Ltd., Term Loan, 3.883%, (1 mo. EURIBOR + 2.75%), 1/29/26	EUR	24,900	22,249,215

INEOS Styrolution US Holding, LLC, Term Loan, 6.504%, (1 mo. USD LIBOR + 2.75%), 1/29/26		15,882	14,991,886

INEOS US Finance, LLC, Term Loan, 6.254%, (1 mo. USD LIBOR + 2.50%), 11/8/28		6,214	5,800,091

Kraton Corporation, Term Loan, 6.718%, (SOFR + 3.25%), 3/15/29		5,672	5,494,266

Kraton Polymers Holdings B.V., Term Loan, 4.25%, (3 mo. EURIBOR + 3.25%), 3/15/29	EUR	4,250	3,874,557

Lonza Group AG:

Term Loan, 5.193%, (3 mo. EURIBOR + 4.00%), 7/3/28	EUR	7,125	6,341,552

Term Loan, 5.193%, (3 mo. EURIBOR + 4.00%), 7/3/28	EUR	8,475	7,543,109

Term Loan, 7.674%, (3 mo. USD LIBOR + 4.00%), 7/3/28		21,910	19,368,184

LSF11 Skyscraper Holdco S.a.r.l.:

Term Loan, 4.693%, (3 mo. EURIBOR + 3.50%), 9/29/27	EUR	11,350	10,742,731

Term Loan, 7.174%, (3 mo. USD LIBOR + 3.50%), 9/29/27		4,778	4,610,484

Messer Industries GmbH:

Term Loan, 3.693%, (2 mo. EURIBOR + 2.50%), 3/2/26	EUR	2,061	1,947,997

Term Loan, 6.174%, (3 mo. USD LIBOR + 2.50%), 3/2/26		9,579	9,430,253

Olympus Water US Holding Corporation:

Term Loan, 7.438%, (3 mo. USD LIBOR + 3.75%), 11/9/28		4,987	4,554,484

Term Loan, 8.153%, (SOFR + 4.50%), 11/9/28		5,398	4,968,744

Orion Engineered Carbons GmbH:

Term Loan, 3.693%, (3 mo. EURIBOR + 2.50%), 9/24/28	EUR	1,250	1,187,444

Term Loan, 5.924%, (3 mo. USD LIBOR + 2.25%), 9/24/28		4,480	4,344,426

PQ Corporation, Term Loan, 6.915%, (3 mo. USD LIBOR + 2.50%), 6/9/28		8,757	8,472,059

Rohm Holding GmbH:

Term Loan, 4.881%, (6 mo. EURIBOR + 4.25%), 7/31/26	EUR	2,150	1,685,624

Term Loan, 8.121%, (3 mo. USD LIBOR + 4.75%), 7/31/26		16,003	12,202,606

Spectrum Holdings III Corp., Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 1/31/25		5,530	5,070,731

Borrower/Description		Principal Amount* (000’s omitted)	Value

Chemicals (continued)

Starfruit Finco B.V., Term Loan, 7.165%, (3 mo. USD LIBOR + 2.75%), 10/1/25		3,602	$3,409,551

Trinseo Materials Operating S.C.A., Term Loan, 6.254%, (1 mo. USD LIBOR + 2.50%), 5/3/28		6,853	5,969,951

Tronox Finance, LLC:

Term Loan, 5.938%, (USD LIBOR + 2.25%), 3/10/28(9)		11,570	10,940,772

Term Loan, 6.803%, (SOFR + 3.25%), 4/4/29		3,657	3,510,360

W.R. Grace & Co.-Conn., Term Loan, 7.438%, (3 mo. USD LIBOR + 3.75%), 9/22/28		9,478	9,135,627

			$271,053,367

Commercial Services & Supplies — 1.7%

Allied Universal Holdco, LLC, Term Loan, 4.883%, (1 mo. EURIBOR + 3.75%), 5/12/28	EUR	8,508	$7,404,632

Asplundh Tree Expert, LLC, Term Loan, 5.504%, (1 mo. USD LIBOR + 1.75%), 9/7/27		8,281	8,162,607

Belfor Holdings, Inc., Term Loan, 7.754%, (1 mo. USD LIBOR + 4.00%), 4/6/26		2,614	2,589,932

Clean Harbors, Inc., Term Loan, 5.754%, (1 mo. USD LIBOR + 2.00%), 10/8/28		4,151	4,136,566

Covanta Holding Corporation:

Term Loan, 6.229%, (1 mo. USD LIBOR + 2.50%), 11/30/28		1,828	1,807,615

Term Loan, 6.229%, (1 mo. USD LIBOR + 2.50%), 11/30/28		138	136,082

EnergySolutions, LLC, Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 5/9/25		17,191	15,987,245

Garda World Security Corporation, Term Loan, 7.24%, (3 mo. USD LIBOR + 4.25%), 10/30/26		11,995	11,465,343

GFL Environmental, Inc., Term Loan, 7.415%, (3 mo. USD LIBOR + 3.00%), 5/30/25		7,574	7,547,159

Harsco Corporation, Term Loan, 6.063%, (1 mo. USD LIBOR + 2.25%), 3/10/28		3,407	2,990,385

LABL, Inc., Term Loan, 8.754%, (1 mo. USD LIBOR + 5.00%), 10/29/28		8,660	8,016,590

Monitronics International, Inc., Term Loan, 11.915%, (3 mo. USD LIBOR + 6.50%), 3/29/24		16,842	11,143,936

PECF USS Intermediate Holding III Corporation, Term Loan, 8.004%, (1 mo. USD LIBOR + 4.25%), 12/15/28		9,916	7,709,036

Phoenix Services International, LLC:

DIP Loan, 5.559%, (SOFR + 2.00%), 3/28/23		852	852,152

Term Loan, 0.00%, 3/1/25(12)		8,551	1,913,339

Prime Security Services Borrower, LLC, Term Loan, 6.505%, (3 mo. USD LIBOR + 2.75%), 9/23/26		13,506	13,328,306

SITEL Group, Term Loan, 4.883%, (1 mo. EURIBOR + 3.75%), 8/28/28	EUR	6,425	6,099,493

31	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2022

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Commercial Services & Supplies (continued)

SITEL Worldwide Corporation, Term Loan, 7.51%, (1 mo. USD LIBOR + 3.75%), 8/28/28		17,108	$16,872,809

Tempo Acquisition, LLC, Term Loan, 6.729%, (SOFR + 3.00%), 8/31/28		2,487	2,460,261

TruGreen Limited Partnership, Term Loan, 7.754%, (1 mo. USD LIBOR + 4.00%), 11/2/27		4,028	3,741,237

Werner FinCo, L.P., Term Loan, 7.674%, (3 mo. USD LIBOR + 4.00%), 7/24/24		4,619	4,203,202

			$138,567,927

Communications Equipment — 0.3%

CommScope, Inc., Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 4/6/26		15,296	$14,646,023

Digi International, Inc., Term Loan, 8.754%, (1 mo. USD LIBOR + 5.00%), 11/1/28		4,893	4,813,348

Tiger Acquisition, LLC, Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 6/1/28		3,354	3,140,957

			$22,600,328

Construction Materials — 0.4%

Oscar AcquisitionCo, LLC, Term Loan, 8.153%, (SOFR + 4.50%), 4/29/29		13,300	$12,083,050

Quikrete Holdings, Inc.:

Term Loan, 6.379%, (1 mo. USD LIBOR + 2.63%), 2/1/27		4,270	4,159,524

Term Loan, 6.754%, (1 mo. USD LIBOR + 3.00%), 6/11/28		19,207	18,760,606

			$35,003,180

Containers & Packaging — 1.2%

Berlin Packaging, LLC, Term Loan, 6.911%, (USD LIBOR + 3.75%), 3/11/28(9)		5,431	$5,210,343

BWAY Holding Company, Term Loan, 6.378%, (1 mo. USD LIBOR + 3.25%), 4/3/24		10,996	10,462,023

Clydesdale Acquisition Holdings, Inc., Term Loan, 8.004%, (SOFR + 4.18%), 4/13/29		8,803	8,493,365

Kouti B.V., Term Loan, 3.757%, (3 mo. EURIBOR + 3.18%), 8/31/28	EUR	29,250	25,822,955

Pregis TopCo Corporation:

Term Loan, 7.754%, (1 mo. USD LIBOR + 4.00%), 7/31/26		1,361	1,301,128

Term Loan, 7.843%, (1 mo. USD LIBOR + 4.00%), 7/31/26		1,985	1,897,864

Pretium PKG Holdings, Inc.:

Term Loan, 7.60%, (USD LIBOR + 4.00%), 10/2/28(9)		7,121	6,260,713

Term Loan - Second Lien, 10.205%, (USD LIBOR + 6.75%), 10/1/29(9)		6,675	5,640,375

Borrower/Description		Principal Amount* (000’s omitted)	Value

Containers & Packaging (continued)

Pro Mach Group, Inc., Term Loan, 7.754%, (1 mo. USD LIBOR + 4.00%), 8/31/28		2,827	$2,760,681

Proampac PG Borrower, LLC, Term Loan, 7.728%, (USD LIBOR + 3.75%), 11/3/25(9)		22,806	21,772,257

Trident TPI Holdings, Inc.:

Term Loan, 6.30%, (3 mo. USD LIBOR + 4.00%), 9/15/28(10)		713	678,276

Term Loan, 7.674%, (3 mo. USD LIBOR + 4.00%), 9/15/28		5,006	4,761,159

			$95,061,139

Distributors — 0.5%

Autokiniton US Holdings, Inc., Term Loan, 7.80%, (1 mo. USD LIBOR + 4.50%), 4/6/28		20,788	$19,494,405

Phillips Feed Service, Inc., Term Loan, 10.48%, (1 mo. USD LIBOR + 7.00%), 11/13/24(4)		475	380,380

White Cap Buyer, LLC, Term Loan, 7.479%, (SOFR + 3.75%), 10/19/27		18,515	17,579,512

			$37,454,297

Diversified Consumer Services — 0.7%

Ascend Learning, LLC:

Term Loan, 7.132%, (1 mo. USD LIBOR + 3.50%), 12/11/28		13,904	$12,803,189

Term Loan - Second Lien, 9.504%, (1 mo. USD LIBOR + 5.75%), 12/10/29		5,243	4,469,931

Corporation Service Company, Term Loan, 8/31/29(11)		5,100	5,007,563

FrontDoor, Inc., Term Loan, 6.004%, (1 mo. USD LIBOR + 2.25%), 6/17/28		864	837,421

KUEHG Corp.:

Term Loan, 7.504%, (1 mo. USD LIBOR + 3.75%), 2/21/25		28,637	27,503,145

Term Loan - Second Lien, 12.004%, (1 mo. USD LIBOR + 8.25%), 8/22/25		4,425	4,309,950

Sotheby’s, Term Loan, 8.579%, (3 mo. USD LIBOR + 4.50%), 1/15/27		4,025	3,953,179

			$58,884,378

Diversified Financial Services — 0.5%

Concorde Midco Ltd., Term Loan, 5.16%, (3 mo. EURIBOR + 4.00%), 3/1/28	EUR	8,730	$7,843,766

Sandy BidCo B.V., Term Loan, 6.038%, (6 mo. EURIBOR + 4.00%), 8/17/29	EUR	19,258	18,175,649

Zephyr Bidco Limited:

Term Loan, 4.693%, (1 mo. EURIBOR + 3.75%), 7/23/25	EUR	4,975	4,186,436

Term Loan, 6.934%, (SONIA + 4.75%), 7/23/25	GBP	8,675	7,784,690

			$37,990,541

32	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2022

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Diversified Telecommunication Services — 3.6%

Altice France S.A.:

Term Loan, 6.905%, (3 mo. USD LIBOR + 4.00%), 8/14/26		7,265	$6,678,022

Term Loan, 7.767%, (3 mo. USD LIBOR + 3.69%), 1/31/26		4,403	3,975,102

CenturyLink, Inc., Term Loan, 6.004%, (1 mo. USD LIBOR + 2.25%), 3/15/27		42,192	39,440,939

GEE Holdings 2, LLC:

Term Loan, 11.604%, (3 mo. USD LIBOR + 8.00%), 3/24/25		9,639	9,675,264

Term Loan - Second Lien, 11.854%, (3 mo. USD LIBOR + 8.25%), 5.104% cash, 6.75% PIK, 3/23/26		6,865	5,263,294

LCPR Loan Financing, LLC, Term Loan, 7.162%, (1 mo. USD LIBOR + 3.75%), 10/16/28		1,650	1,612,360

Level 3 Financing, Inc., Term Loan, 5.504%, (1 mo. USD LIBOR + 1.75%), 3/1/27		851	810,050

Numericable Group S.A.:

Term Loan, 4.605%, (3 mo. EURIBOR + 3.00%), 7/31/25	EUR	6,946	6,340,630

Term Loan, 7.165%, (3 mo. USD LIBOR + 2.75%), 7/31/25		10,666	9,717,957

Telenet Financing USD, LLC, Term Loan, 5.412%, (1 mo. USD LIBOR + 2.00%), 4/30/28		32,325	31,378,330

Telenet International Finance S.a.r.l., Term Loan, 2.613%, (6 mo. EURIBOR + 2.25%), 4/30/29	EUR	5,000	4,654,656

UPC Broadband Holding B.V.:

Term Loan, 2.863%, (6 mo. EURIBOR + 2.50%), 4/30/29	EUR	4,850	4,487,457

Term Loan, 3.363%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	13,850	12,925,905

Term Loan, 5.662%, (1 mo. USD LIBOR + 2.25%), 4/30/28		5,800	5,667,081

UPC Financing Partnership, Term Loan, 6.337%, (1 mo. USD LIBOR + 2.93%), 1/31/29		28,800	28,229,155

Virgin Media Bristol, LLC:

Term Loan, 5.912%, (1 mo. USD LIBOR + 2.50%), 1/31/28		38,775	38,093,762

Term Loan, 6.662%, (1 mo. USD LIBOR + 3.25%), 1/31/29		500	493,047

Virgin Media Ireland Limited, Term Loan, 3.863%, (6 mo. EURIBOR + 3.50%), 7/15/29	EUR	8,500	7,894,368

Virgin Media SFA Finance Limited:

Term Loan, 3.345%, (1 mo. EURIBOR + 2.50%), 1/31/29	EUR	11,625	10,727,296

Term Loan, 5.469%, (SONIA + 3.25%), 1/15/27	GBP	8,175	8,414,140

Term Loan, 5.469%, (SONIA + 3.25%), 11/15/27	GBP	600	618,842

Zayo Group Holdings, Inc., Term Loan, 4.383%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	4,141	3,326,864

Borrower/Description		Principal Amount* (000’s omitted)	Value

Diversified Telecommunication Services (continued)

Ziggo B.V., Term Loan, 3.764%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	28,150	$25,757,630

Ziggo Financing Partnership, Term Loan, 5.912%, (1 mo. USD LIBOR + 2.50%), 4/30/28		21,734	21,202,388

			$287,384,539

Electrical Equipment — 0.1%

AZZ, Inc., Term Loan, 8.079%, (SOFR + 4.25%), 5/13/29		1,834	$1,820,101

Brookfield WEC Holdings, Inc., Term Loan, 6.504%, (1 mo. USD LIBOR + 2.75%), 8/1/25		1,537	1,512,757

GrafTech Finance, Inc., Term Loan, 6.754%, (1 mo. USD LIBOR + 3.00%), 2/12/25		3,351	3,196,095

II-VI Incorporated, Term Loan, 5.878%, (1 mo. USD LIBOR + 2.75%), 7/2/29		438	425,906

			$6,954,859

Electronic Equipment, Instruments & Components — 1.0%

Chamberlain Group, Inc., Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 11/3/28		18,634	$16,999,820

Creation Technologies, Inc., Term Loan, 9.248%, (3 mo. USD LIBOR + 5.50%), 10/5/28		11,443	9,497,275

Minimax Viking GmbH, Term Loan, 3.883%, (1 mo. EURIBOR + 2.75%), 7/31/25	EUR	1,856	1,782,308

Mirion Technologies, Inc., Term Loan, 5.627%, (6 mo. USD LIBOR + 2.75%), 10/20/28		7,292	7,123,751

Robertshaw US Holding Corp., Term Loan, 7.313%, (1 mo. USD LIBOR + 3.50%), 2/28/25		16,985	13,885,096

Verifone Systems, Inc., Term Loan, 6.997%, (3 mo. USD LIBOR + 4.00%), 8/20/25		13,766	12,298,735

Verisure Holding AB:

Term Loan, 3.473%, (6 mo. EURIBOR + 3.25%), 3/27/28	EUR	15,450	14,342,808

Term Loan, 3.753%, (6 mo. EURIBOR + 3.25%), 7/20/26	EUR	4,475	4,176,973

			$80,106,766

Energy Equipment & Services — 0.3%

Ameriforge Group, Inc.:

Term Loan, 15.029%, (1 mo. USD LIBOR + 13.00%), 12/29/23(10)		3,086	$1,531,602

Term Loan, 16.67%, (3 mo. USD LIBOR + 8.00%), 11.67% cash, 5.00% PIK, 12/31/23		24,185	12,002,041

Lealand Finance Company B.V.:

Term Loan, 6/28/24(11)		9,039	7,412,283

Term Loan, 7.754%, (1 mo. USD LIBOR + 4.00%), 4.754% cash, 3.00% PIK, 6/30/25		2,443	1,302,819

			$22,248,745

33	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2022

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Engineering & Construction — 1.0%

Aegion Corporation, Term Loan, 8.504%, (1 mo. USD LIBOR + 4.75%), 5/17/28		15,918	$14,756,954

Amentum Government Services Holdings, LLC:

Term Loan, 7.393%, (SOFR + 4.00%), 2/15/29(9)		8,354	8,124,326

Term Loan, 7.798%, (3 mo. USD LIBOR + 4.00%), 1/29/27		5,790	5,630,476

American Residential Services, LLC, Term Loan, 7.174%, (3 mo. USD LIBOR + 3.50%), 10/15/27		7,525	7,337,052

APi Group DE, Inc.:

Term Loan, 6.254%, (1 mo. USD LIBOR + 2.50%), 10/1/26		12,964	12,803,257

Term Loan, 6.504%, (1 mo. USD LIBOR + 2.75%), 1/3/29		7,686	7,590,879

Centuri Group, Inc., Term Loan, 5.57%, (3 mo. USD LIBOR + 2.50%), 8/27/28		8,390	8,231,543

Northstar Group Services, Inc., Term Loan, 9.254%, (1 mo. USD LIBOR + 5.50%), 11/12/26		11,113	10,973,895

USIC Holdings, Inc., Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 5/12/28		5,990	5,707,808

			$81,156,190

Entertainment — 2.0%

Alchemy Copyrights, LLC, Term Loan, 6.128%, (1 mo. USD LIBOR + 3.00%), 3/10/28		3,553	$3,534,895

AMC Entertainment Holdings, Inc., Term Loan, 6.314%, (1 mo. USD LIBOR + 3.00%), 4/22/26		19,650	14,049,945

City Football Group Limited, Term Loan, 6.484%, (3 mo. USD LIBOR + 3.50%), 7/21/28		11,821	11,052,261

Crown Finance US, Inc.:

DIP Loan, 0.00%, 9/7/23(10)		625	628,100

DIP Loan, 13.612%, (SOFR + 10.00%), 9/7/23		7,441	7,475,001

Delta 2 (LUX) S.a.r.l., Term Loan, 6.254%, (1 mo. USD LIBOR + 2.50%), 2/1/24		62,085	62,097,608

Live Nation Entertainment, Inc., Term Loan, 5.313%, (1 mo. USD LIBOR + 1.75%), 10/17/26		5,629	5,438,755

Playtika Holding Corp., Term Loan, 6.504%, (1 mo. USD LIBOR + 2.75%), 3/13/28		30,593	29,833,926

Renaissance Holding Corp.:

Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 5/30/25		5,979	5,796,350

Term Loan, 7.608%, (SOFR + 4.50%), 3/30/29		2,569	2,491,506

Term Loan - Second Lien, 10.754%, (1 mo. USD LIBOR + 7.00%), 5/29/26		3,175	3,034,770

UFC Holdings, LLC, Term Loan, 7.11%, (3 mo. USD LIBOR + 2.75%), 4/29/26		14,562	14,273,995

Vue International Bidco PLC:

Term Loan, 5.66%, (2 mo. EURIBOR + 4.75%), 7/3/26	EUR	3,878	2,618,652

Borrower/Description		Principal Amount* (000’s omitted)	Value

Entertainment (continued)

Vue International Bidco PLC: (continued)

Term Loan, 9.766%, (3 mo. EURIBOR + 8.00%), 6/30/27	EUR	434	$404,895

			$162,730,659

Equity Real Estate Investment Trusts (REITs) — 0.1%

Iron Mountain, Inc., Term Loan, 5.504%, (1 mo. USD LIBOR + 1.75%), 1/2/26		8,699	$8,557,706

			$8,557,706

Food Products — 0.8%

8th Avenue Food & Provisions, Inc., Term Loan, 8.382%, (1 mo. USD LIBOR + 4.75%), 10/1/25		6,608	$5,798,739

Badger Buyer Corp., Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 9/30/24		4,826	4,252,934

CHG PPC Parent, LLC:

Term Loan, 4.633%, (1 mo. EURIBOR + 3.50%), 3/31/25	EUR	2,000	1,876,850

Term Loan, 6.632%, (1 mo. USD LIBOR + 3.00%), 12/8/28		5,796	5,621,999

Del Monte Foods, Inc., Term Loan, 7.827%, (SOFR + 4.35%), 5/16/29		6,325	6,155,016

Froneri International, Ltd.:

Term Loan, 3.006%, (6 mo. EURIBOR + 2.38%), 1/29/27	EUR	1,500	1,355,446

Term Loan, 6.004%, (1 mo. USD LIBOR + 2.25%), 1/29/27		4,740	4,585,480

Monogram Food Solutions, LLC, Term Loan, 7.813%, (1 mo. USD LIBOR + 4.00%), 8/28/28		5,980	5,830,317

Nomad Foods Europe Midco Limited, Term Loan, 5.155%, (3 mo. USD LIBOR + 2.25%), 5/15/24		10,406	10,346,417

Sovos Brands Intermediate, Inc., Term Loan, 7.915%, (3 mo. USD LIBOR + 3.50%), 6/8/28		5,259	5,056,009

United Petfood Group B.V., Term Loan, 4.558%, (3 mo. EURIBOR + 3.00%), 4/23/28	EUR	8,400	7,574,934

Valeo F1 Company Limited (Ireland):

Term Loan, 5.193%, (3 mo. EURIBOR + 4.00%), 6/30/28	EUR	8,550	7,213,791

Term Loan, 7.188%, (SONIA + 5.00%), 6/28/28	GBP	2,500	2,365,274

			$68,033,206

Gas Utilities — 0.3%

CQP Holdco, L.P., Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 6/5/28		27,356	$27,058,464

			$27,058,464

34	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2022

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Health Care Equipment & Supplies — 0.9%

Bayou Intermediate II, LLC, Term Loan, 7.302%, (3 mo. USD LIBOR + 4.50%), 8/2/28		8,188	$7,860,600

CryoLife, Inc., Term Loan, 7.174%, (3 mo. USD LIBOR + 3.50%), 6/1/27		6,713	6,293,526

Gloves Buyer, Inc., Term Loan, 7.754%, (1 mo. USD LIBOR + 4.00%), 12/29/27		12,246	11,144,004

ICU Medical, Inc., Term Loan, 5.961%, (SOFR + 2.25%), 1/8/29(9)		7,438	7,290,033

Journey Personal Care Corp., Term Loan, 7.924%, (3 mo. USD LIBOR + 4.25%), 3/1/28		25,771	16,596,446

Medline Borrower, L.P., Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 10/23/28		28,457	26,196,262

			$75,380,871

Health Care Providers & Services — 4.8%

AEA International Holdings (Lux) S.a.r.l., Term Loan, 7.438%, (3 mo. USD LIBOR + 3.75%), 9/7/28		16,327	$16,081,665

Biogroup-LCD, Term Loan, 4.742%, (3 mo. EURIBOR + 2.75%), 2/9/28	EUR	10,650	9,516,231

BW NHHC Holdco, Inc., Term Loan, 7.961%, (3 mo. USD LIBOR + 5.00%), 5/15/25		13,718	8,671,083

CAB, Term Loan, 3.527%, (3 mo. EURIBOR + 3.25%), 2/9/28	EUR	7,150	6,633,194

Cano Health, LLC, Term Loan, 7.829%, (SOFR + 4.00%), 11/23/27		7,300	6,264,524

CCRR Parent, Inc., Term Loan, 7.51%, (1 mo. USD LIBOR + 3.75%), 3/6/28		4,757	4,620,434

Cerba Healthcare S.A.S.:

Term Loan, 4.383%, (1 mo. EURIBOR + 3.25%), 6/30/28	EUR	18,925	17,050,567

Term Loan, 5.133%, (1 mo. EURIBOR + 4.00%), 2/15/29	EUR	8,225	7,696,535

CHG Healthcare Services, Inc., Term Loan, 7.004%, (3 mo. USD LIBOR + 3.25%), 9/29/28		3,712	3,611,602

Covis Finco S.a.r.l., Term Loan, 10.203%, (SOFR + 6.50%), 2/18/27		13,236	8,934,047

Dedalus Finance GmbH, Term Loan, 5.782%, (6 mo. EURIBOR + 3.75%), 7/17/27	EUR	16,850	14,570,507

Electron BidCo, Inc., Term Loan, 6.754%, (1 mo. USD LIBOR + 3.00%), 11/1/28		5,923	5,747,355

Elsan S.A.S., Term Loan, 4.314%, (EURIBOR + 3.35%), 6/16/28(9)	EUR	4,100	3,794,784

Ensemble RCM, LLC, Term Loan, 7.944%, (SOFR + 3.75%), 8/3/26		14,731	14,528,459

Envision Healthcare Corporation:

Term Loan, 11.603%, (SOFR + 7.88%), 3/31/27		5,463	5,074,065

Term Loan - Second Lien, 6.825%, (SOFR + 4.25%), 3/31/27		38,737	16,979,905

Borrower/Description		Principal Amount* (000’s omitted)	Value

Health Care Providers & Services (continued)

IVC Acquisition, Ltd.:

Term Loan, 4.141%, (3 mo. EURIBOR + 3.75%), 2/13/26	EUR	8,710	$7,983,600

Term Loan, 4.391%, (3 mo. EURIBOR + 4.00%), 2/13/26	EUR	19,100	17,654,547

Term Loan, 6.309%, (SONIA + 4.50%), 2/13/26	GBP	950	984,871

MDVIP, Inc., Term Loan, 7.072%, (1 mo. USD LIBOR + 3.50%), 10/16/28		5,547	5,370,310

Medical Solutions Holdings, Inc.:

Term Loan, 3.50%, 11/1/28(10)		1,924	1,859,146

Term Loan, 6.377%, (3 mo. USD LIBOR + 3.50%), 11/1/28		11,959	11,555,672

Term Loan - Second Lien, 9.877%, (3 mo. USD LIBOR + 7.00%), 11/1/29		9,500	9,143,750

Mehilainen Yhtiot Oy, Term Loan, 4.718%, (3 mo. EURIBOR + 3.53%), 8/11/25	EUR	7,525	6,990,384

Midwest Physician Administrative Services, LLC, Term Loan, 6.924%, (3 mo. USD LIBOR + 3.25%), 3/12/28		1,424	1,289,554

National Mentor Holdings, Inc.:

Term Loan, 7.43%, (3 mo. USD LIBOR + 3.75%), 3/2/28		472	340,669

Term Loan, 7.466%, (USD LIBOR + 3.75%), 3/2/28(9)		17,264	12,467,835

Term Loan - Second Lien, 10.93%, (3 mo. USD LIBOR + 7.25%), 3/2/29		5,525	3,798,437

Option Care Health, Inc., Term Loan, 6.504%, (1 mo. USD LIBOR + 2.75%), 10/27/28		7,369	7,244,955

Pearl Intermediate Parent, LLC, Term Loan - Second Lien, 10.004%, (1 mo. USD LIBOR + 6.25%), 2/13/26		2,350	2,150,250

Pediatric Associates Holding Company, LLC:

Term Loan, 5.122%, (1 mo. USD LIBOR + 3.25%), 12/29/28(10)		148	142,858

Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 12/29/28		972	940,496

PetVet Care Centers, LLC, Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 2/14/25		5,897	5,543,090

Phoenix Guarantor, Inc.:

Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 3/5/26		21,429	20,612,107

Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 3/5/26		6,419	6,174,084

Radiology Partners, Inc., Term Loan, 7.825%, (1 mo. USD LIBOR + 4.25%), 7/9/25		25,462	20,687,902

Radnet Management, Inc., Term Loan, 6.754%, (1 mo. USD LIBOR + 3.00%), 4/21/28		8,825	8,589,377

35	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2022

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Health Care Providers & Services (continued)

Ramsay Generale de Sante S.A., Term Loan, 4.302%, (3 mo. EURIBOR + 2.80%), 4/22/27	EUR	9,100	$8,509,695

Select Medical Corporation, Term Loan, 6.26%, (1 mo. USD LIBOR + 2.50%), 3/6/25		45,148	44,025,942

Sound Inpatient Physicians:

Term Loan, 6/27/25(11)		200	158,800

Term Loan, 6.754%, (1 mo. USD LIBOR + 3.00%), 6/27/25		2,345	1,864,523

Synlab Bondco PLC, Term Loan, 2.778%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,125	2,009,030

TTF Holdings, LLC, Term Loan, 7.813%, (1 mo. USD LIBOR + 4.00%), 3/31/28		5,083	4,993,648

U.S. Anesthesia Partners, Inc., Term Loan, 7.378%, (1 mo. USD LIBOR + 4.25%), 10/1/28		13,991	13,264,061

WP CityMD Bidco, LLC, Term Loan, 6.924%, (3 mo. USD LIBOR + 3.25%), 12/22/28		10,660	10,388,016

			$386,512,566

Health Care Technology — 1.8%

athenahealth, Inc.:

Term Loan, 3.50%, 2/15/29(10)		1,834	$1,674,236

Term Loan, 6.967%, (SOFR + 3.50%), 2/15/29		10,794	9,853,295

Bracket Intermediate Holding Corp., Term Loan, 7.998%, (3 mo. USD LIBOR + 4.25%), 9/5/25		11,301	10,852,078

Certara, L.P., Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 8/15/26		1,827	1,785,770

eResearchTechnology, Inc., Term Loan, 8.254%, (1 mo. USD LIBOR + 4.50%), 2/4/27		4,105	3,833,053

GHX Ultimate Parent Corporation, Term Loan, 6.127%, (6 mo. USD LIBOR + 3.25%), 6/28/24		3,412	3,304,979

Imprivata, Inc.:

Term Loan, 7.504%, (1 mo. USD LIBOR + 3.75%), 12/1/27		21,355	20,954,411

Term Loan, 7.979%, (SOFR + 4.25%), 12/1/27		3,292	3,251,976

MedAssets Software Intermediate Holdings, Inc.:

Term Loan, 7.754%, (1 mo. USD LIBOR + 4.00%), 12/18/28		16,393	15,572,994

Term Loan - Second Lien, 10.504%, (1 mo. USD LIBOR + 6.75%), 12/17/29		8,775	7,553,809

Navicure, Inc., Term Loan, 7.754%, (1 mo. USD LIBOR + 4.00%), 10/22/26		12,833	12,516,515

PointClickCare Technologies, Inc., Term Loan, 5.938%, (6 mo. USD LIBOR + 3.00%), 12/29/27		4,236	4,152,556

Project Ruby Ultimate Parent Corp., Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 3/10/28		8,110	7,654,846

Borrower/Description		Principal Amount* (000’s omitted)	Value

Health Care Technology (continued)

Symplr Software, Inc., Term Loan, 8.694%, (SOFR + 4.50%), 12/22/27		12,914	$12,094,351

Verscend Holding Corp., Term Loan, 7.754%, (1 mo. USD LIBOR + 4.00%), 8/27/25		27,163	26,832,027

			$141,886,896

Hotels, Restaurants & Leisure — 3.4%

1011778 B.C. Unlimited Liability Company, Term Loan, 5.504%, (1 mo. USD LIBOR + 1.75%), 11/19/26		24,641	$24,014,220

Bally’s Corporation, Term Loan, 6.55%, (3 mo. USD LIBOR + 3.25%), 10/2/28		11,087	10,336,758

Carnival Corporation:

Term Loan, 3.975%, (6 mo. EURIBOR + 3.75%), 6/30/25	EUR	8,881	8,381,334

Term Loan, 5.877%, (6 mo. USD LIBOR + 3.00%), 6/30/25		3,718	3,501,068

Term Loan, 6.127%, (6 mo. USD LIBOR + 3.25%), 10/18/28		34,762	31,937,875

Churchill Downs Incorporated, Term Loan, 5.76%, (1 mo. USD LIBOR + 2.00%), 12/27/24		3,334	3,316,041

ClubCorp Holdings, Inc., Term Loan, 6.424%, (3 mo. USD LIBOR + 2.75%), 9/18/24		21,159	19,056,570

Dave & Buster’s, Inc., Term Loan, 8.875%, (SOFR + 5.00%), 6/29/29		10,823	10,617,695

Fertitta Entertainment, LLC, Term Loan, 7.729%, (SOFR + 4.00%), 1/27/29		17,910	16,844,743

Great Canadian Gaming Corporation, Term Loan, 7.602%, (3 mo. USD LIBOR + 4.00%), 11/1/26		8,318	8,103,847

GVC Holdings PLC, Term Loan, 3.633%, (1 mo. EURIBOR + 2.50%), 3/29/24	EUR	21,225	20,346,332

Hilton Grand Vacations Borrower, LLC, Term Loan, 6.754%, (1 mo. USD LIBOR + 3.00%), 8/2/28		9,034	8,903,890

IRB Holding Corp.:

Term Loan, 6.208%, (SOFR + 3.00%), 12/15/27		4,929	4,790,199

Term Loan, 6.504%, (1 mo. USD LIBOR + 2.75%), 2/5/25		2	2,293

NCL Corporation Limited, Term Loan, 1/2/24(11)		4,500	4,252,500

Oravel Stays Singapore Pte, Ltd., Term Loan, 11.86%, (3 mo. USD LIBOR + 8.25%), 6/23/26		5,407	4,730,742

Playa Resorts Holding B.V., Term Loan, 6.50%, (1 mo. USD LIBOR + 2.75%), 4/29/24		19,136	18,689,697

Scientific Games Holdings, L.P., Term Loan, 7.097%, (SOFR + 3.50%), 4/4/29		10,000	9,440,970

Scientific Games International, Inc., Term Loan, 6.402%, (SOFR + 3.00%), 4/14/29		7,481	7,403,632

SeaWorld Parks & Entertainment, Inc., Term Loan, 6.813%, (1 mo. USD LIBOR + 3.00%), 8/25/28		9,974	9,746,089

36	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2022

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Hotels, Restaurants & Leisure (continued)

Stars Group Holdings B.V. (The):

Term Loan, 3.728%, (3 mo. EURIBOR + 2.50%), 7/21/26	EUR	11,225	$10,464,490

Term Loan, 5.892%, (3 mo. USD LIBOR + 2.25%), 7/21/26		29,342	28,868,634

Travel Leaders Group, LLC, Term Loan, 7.754%, (1 mo. USD LIBOR + 4.00%), 1/25/24		14,996	13,318,312

			$277,067,931

Household Durables — 0.8%

Libbey Glass, Inc., Term Loan, 11.941%, (3 mo. USD LIBOR + 8.00%), 11/13/25		6,407	$6,562,725

Serta Simmons Bedding, LLC:

Term Loan, 10.793%, (1 mo. USD LIBOR + 7.50%), 8/10/23		13,364	13,004,879

Term Loan - Second Lien, 10.793%, (1 mo. USD LIBOR + 7.50%), 8/10/23		44,139	22,321,592

Solis IV B.V.:

Term Loan, 4.468%, (3 mo. EURIBOR + 4.00%), 2/26/29	EUR	5,693	4,702,108

Term Loan, 6.34%, (SOFR + 3.50%), 2/26/29		13,857	11,584,825

Spectrum Brands, Inc., Term Loan, 5.76%, (1 mo. USD LIBOR + 2.00%), 3/3/28		4,186	4,029,266

			$62,205,395

Household Products — 0.5%

Diamond (BC) B.V., Term Loan, 7.163%, (USD LIBOR + 2.75%), 9/29/28(9)		8,536	$8,004,165

Energizer Holdings, Inc., Term Loan, 5.875%, (1 mo. USD LIBOR + 2.25%), 12/22/27		7,576	7,354,951

Kronos Acquisition Holdings, Inc.:

Term Loan, 6.82%, (3 mo. USD LIBOR + 3.75%), 12/22/26		10,568	10,017,961

Term Loan, 8.94%, (SOFR + 6.00%), 12/22/26		5,111	4,906,920

Nobel Bidco B.V., Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 9/1/28	EUR	11,450	7,729,873

			$38,013,870

Independent Power and Renewable Electricity Producers — 0.1%

Calpine Corporation:

Term Loan, 5.76%, (1 mo. USD LIBOR + 2.00%), 4/5/26		2,325	$2,284,586

Term Loan, 6.26%, (1 mo. USD LIBOR + 2.50%), 12/16/27		6,192	6,132,364

Longview Power, LLC, Term Loan, 13.674%, (3 mo. USD LIBOR + 10.00%), 7/30/25		293	288,544

			$8,705,494

Borrower/Description		Principal Amount* (000’s omitted)	Value

Industrial Conglomerates — 0.4%

Rain Carbon GmbH, Term Loan, 3.282%, (3 mo. EURIBOR + 3.00%), 1/16/25	EUR	15,625	$14,540,658

SPX Flow, Inc., Term Loan, 8.329%, (SOFR + 4.50%), 4/5/29		19,650	18,667,500

			$33,208,158

Insurance — 1.6%

Alliant Holdings Intermediate, LLC:

Term Loan, 6.98%, (1 mo. USD LIBOR + 3.50%), 11/6/27		13,299	$12,862,275

Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 5/9/25		5,832	5,672,713

Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 5/9/25		4,765	4,634,326

AmWINS Group, Inc., Term Loan, 6.004%, (1 mo. USD LIBOR + 2.25%), 2/19/28		25,722	25,198,176

AssuredPartners, Inc.:

Term Loan, 7.229%, (SOFR + 3.50%), 2/12/27		5,348	5,109,128

Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 2/12/27		13,369	12,781,755

Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 2/12/27		3,424	3,273,319

Financiere CEP S.A.S., Term Loan, 4.225%, (6 mo. EURIBOR + 4.00%), 6/18/27	EUR	4,125	3,831,938

Hub International Limited:

Term Loan, 7.326%, (3 mo. USD LIBOR + 3.00%), 4/25/25		15,174	14,900,671

Term Loan, 7.527%, (3 mo. USD LIBOR + 3.25%), 4/25/25		5,388	5,300,841

NFP Corp., Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 2/15/27		25,465	24,216,825

USI, Inc.:

Term Loan, 6.424%, (3 mo. USD LIBOR + 2.75%), 5/16/24		8,739	8,641,423

Term Loan, 6.924%, (3 mo. USD LIBOR + 3.25%), 12/2/26		1,931	1,895,917

			$128,319,307

Interactive Media & Services — 0.4%

Buzz Finco, LLC:

Term Loan, 6.504%, (1 mo. USD LIBOR + 2.75%), 1/29/27		1,982	$1,932,161

Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 1/29/27		435	428,531

Foundational Education Group, Inc., Term Loan, 7.565%, (SOFR + 3.75%), 8/31/28		5,188	5,077,994

Getty Images, Inc.:

Term Loan, 5.563%, (3 mo. EURIBOR + 5.00%), 2/19/26	EUR	3,724	3,662,278

37	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2022

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Interactive Media & Services (continued)

Getty Images, Inc.: (continued)

Term Loan, 7.625%, (3 mo. USD LIBOR + 4.50%), 2/19/26		15,990	$15,922,268

Match Group, Inc., Term Loan, 4.692%, (3 mo. USD LIBOR + 1.75%), 2/13/27		6,450	6,331,752

			$33,354,984

Internet & Direct Marketing Retail — 0.4%

Adevinta ASA:

Term Loan, 4.443%, (3 mo. EURIBOR + 3.25%), 6/26/28	EUR	7,268	$6,941,950

Term Loan, 6.674%, (3 mo. USD LIBOR + 3.00%), 6/26/28		2,148	2,102,506

CNT Holdings I Corp., Term Loan, 7.239%, (SOFR + 3.50%), 11/8/27		10,759	10,500,587

Etraveli Holding AB, Term Loan, 5.193%, (3 mo. EURIBOR + 4.00%), 8/2/24	EUR	7,844	7,680,802

Hoya Midco, LLC, Term Loan, 6.979%, (SOFR + 3.25%), 2/3/29		5,166	5,114,770

Speedster Bidco GmbH, Term Loan, 5.108%, (6 mo. EURIBOR + 3.25%), 3/31/27	EUR	2,975	2,584,789

			$34,925,404

IT Services — 3.3%

Asurion, LLC:

Term Loan, 6.754%, (1 mo. USD LIBOR + 3.00%), 11/3/24		2,154	$2,041,606

Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 12/23/26		3,439	3,074,456

Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 7/31/27		11,722	10,353,988

Term Loan, 7.653%, (SOFR + 4.00%), 8/19/28		14,175	12,802,070

Term Loan - Second Lien, 9.004%, (1 mo. USD LIBOR + 5.25%), 1/31/28		14,540	10,314,312

Cyxtera DC Holdings, Inc.:

Term Loan, 7.36%, (3 mo. USD LIBOR + 3.00%), 5/1/24		27,291	23,460,305

Term Loan, 8.36%, (3 mo. USD LIBOR + 4.00%), 5/1/24		9,762	8,712,177

Endure Digital, Inc., Term Loan, 6.698%, (1 mo. USD LIBOR + 3.50%), 2/10/28		22,814	19,548,361

Gainwell Acquisition Corp., Term Loan, 7.674%, (3 mo. USD LIBOR + 4.00%), 10/1/27		57,614	54,973,542

Go Daddy Operating Company, LLC, Term Loan, 5.504%, (1 mo. USD LIBOR + 1.75%), 2/15/24		45,065	44,952,819

Indy US Bidco, LLC:

Term Loan, 4.883%, (1 mo. EURIBOR + 3.75%), 3/6/28	EUR	5,678	5,055,177

Borrower/Description		Principal Amount* (000’s omitted)	Value

IT Services (continued)

Indy US Bidco, LLC: (continued)

Term Loan, 7.504%, (1 mo. USD LIBOR + 3.75%), 3/5/28		4,171	$3,712,471

Informatica, LLC, Term Loan, 6.563%, (1 mo. USD LIBOR + 2.75%), 10/27/28		31,915	31,148,674

NAB Holdings, LLC, Term Loan, 6.703%, (SOFR + 3.00%), 11/23/28		16,203	15,581,470

Rackspace Technology Global, Inc., Term Loan, 5.617%, (3 mo. USD LIBOR + 2.75%), 2/15/28		16,430	10,536,997

team.blue Finco S.a.r.l.:

Term Loan, 4.893%, (3 mo. EURIBOR + 3.70%), 3/30/28	EUR	10,547	9,724,133

Term Loan, 4.943%, (3 mo. EURIBOR + 3.75%), 3/27/28	EUR	603	555,665

WEX, Inc., Term Loan, 6.004%, (1 mo. USD LIBOR + 2.25%), 3/31/28		3,940	3,868,938

			$270,417,161

Leisure Products — 0.3%

Amer Sports Oyj, Term Loan, 5.131%, (6 mo. EURIBOR + 4.50%), 3/30/26	EUR	11,925	$10,429,617

Fender Musical Instruments Corporation, Term Loan, 7.368%, (SOFR + 4.00%), 12/1/28		3,938	3,317,541

Hayward Industries, Inc., Term Loan, 6.254%, (1 mo. USD LIBOR + 2.50%), 5/30/28		9,147	8,614,313

SRAM, LLC, Term Loan, 6.423%, (USD LIBOR + 2.75%), 5/18/28(9)		2,189	2,129,567

			$24,491,038

Life Sciences Tools & Services — 2.0%

Avantor Funding, Inc.:

Term Loan, 3.185%, (1 mo. EURIBOR + 2.50%), 6/12/28	EUR	19,454	$18,810,630

Term Loan, 6.004%, (1 mo. USD LIBOR + 2.25%), 11/8/27		15,386	15,087,876

Cambrex Corporation, Term Loan, 7.329%, (SOFR + 3.50%), 12/4/26		324	312,791

Catalent Pharma Solutions, Inc., Term Loan, 5.625%, (1 mo. USD LIBOR + 2.00%), 2/22/28		1,034	1,025,847

Curia Global, Inc., Term Loan, 8.163%, (USD LIBOR + 3.75%), 8/30/26(9)		14,436	13,274,842

ICON Luxembourg S.a.r.l., Term Loan, 5.938%, (3 mo. USD LIBOR + 2.25%), 7/3/28		51,015	50,590,324

IQVIA, Inc., Term Loan, 5.504%, (1 mo. USD LIBOR + 1.75%), 1/17/25		12,472	12,440,568

LGC Group Holdings, Ltd., Term Loan, 3.883%, (1 mo. EURIBOR + 2.75%), 4/21/27	EUR	5,775	5,164,963

Loire Finco Luxembourg S.a.r.l., Term Loan, 6.754%, (1 mo. USD LIBOR + 3.00%), 4/21/27		1,134	1,057,190

38	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2022

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Life Sciences Tools & Services (continued)

Packaging Coordinators Midco, Inc., Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 11/30/27		7,964	$7,717,640

Parexel International Corporation, Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 11/15/28		5,732	5,536,096

PRA Health Sciences, Inc., Term Loan, 5.938%, (3 mo. USD LIBOR + 2.25%), 7/3/28		12,711	12,604,799

Sotera Health Holdings, LLC, Term Loan, 7.165%, (3 mo. USD LIBOR + 2.75%), 12/11/26		17,828	16,223,608

			$159,847,174

Machinery — 3.5%

AI Alpine AT Bidco GmbH, Term Loan, 4.731%, (6 mo. EURIBOR + 3.00%), 10/31/25	EUR	6,125	$5,515,823

AI Aqua Merger Sub, Inc., Term Loan, 6.858%, (SOFR + 3.75%), 7/31/28		11,650	10,863,199

Albion Financing 3 S.a.r.l., Term Loan, 9.575%, (3 mo. USD LIBOR + 5.25%), 8/17/26		18,535	17,561,853

Ali Group North America Corporation, Term Loan, 5.843%, (1 mo. USD LIBOR + 2.00%), 7/30/29		16,981	16,694,391

Alliance Laundry Systems, LLC, Term Loan, 7.409%, (3 mo. USD LIBOR + 3.50%), 10/8/27		5,253	5,084,746

American Trailer World Corp., Term Loan, 7.579%, (SOFR + 3.75%), 3/3/28		17,552	15,985,224

Apex Tool Group, LLC, Term Loan, 8.624%, (SOFR + 5.25%), 2/8/29		26,131	22,701,381

Clark Equipment Company, Term Loan, 6.153%, (SOFR + 2.50%), 4/20/29		11,542	11,363,099

Conair Holdings, LLC, Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 5/17/28		24,453	20,703,548

CPM Holdings, Inc., Term Loan, 6.628%, (1 mo. USD LIBOR + 3.50%), 11/17/25		4,713	4,590,044

Delachaux Group S.A., Term Loan, 8.915%, (3 mo. USD LIBOR + 4.50%), 4/16/26		4,769	4,315,493

Engineered Machinery Holdings, Inc.:

Term Loan, 4.943%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	10,766	9,646,704

Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 5/19/28		17,268	16,742,453

Term Loan - Second Lien, 9.674%, (3 mo. USD LIBOR + 6.00%), 5/21/29		2,000	1,891,250

EWT Holdings III Corp., Term Loan, 6.313%, (1 mo. USD LIBOR + 2.50%), 4/1/28		3,518	3,475,916

Filtration Group Corporation:

Term Loan, 4.633%, (3 mo. EURIBOR + 3.50%), 3/29/25	EUR	2,946	2,768,014

Term Loan, 6.754%, (1 mo. USD LIBOR + 3.00%), 3/29/25		2,913	2,858,428

Borrower/Description		Principal Amount* (000’s omitted)	Value

Machinery (continued)

Gates Global, LLC:

Term Loan, 4.133%, (1 mo. EURIBOR + 3.00%), 4/1/24	EUR	8,283	$7,776,826

Term Loan, 6.254%, (1 mo. USD LIBOR + 2.50%), 3/31/27		15,655	15,270,154

Icebox Holdco III, Inc.:

Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 12/22/28		11,789	10,934,602

Term Loan, 7.58%, (3 mo. USD LIBOR + 3.75%), 12/22/28		2,451	2,273,700

Madison IAQ, LLC, Term Loan, 6.815%, (3 mo. USD LIBOR + 3.25%), 6/21/28		35,259	32,085,963

Penn Engineering & Manufacturing Corp., Term Loan, 6.424%, (3 mo. USD LIBOR + 2.75%), 6/27/24		1,876	1,833,717

Titan Acquisition Limited, Term Loan, 5.877%, (6 mo. USD LIBOR + 3.00%), 3/28/25		22,828	20,904,161

TK Elevator Topco GmbH, Term Loan, 4.256%, (1 mo. EURIBOR + 3.63%), 7/29/27	EUR	9,725	8,853,884

Vertical US Newco, Inc., Term Loan, 6.871%, (6 mo. USD LIBOR + 3.50%), 7/30/27		6	5,934

Zephyr German BidCo GmbH, Term Loan, 4.216%, (3 mo. EURIBOR + 3.40%), 3/10/28	EUR	11,775	10,754,199

			$283,454,706

Media — 1.9%

Axel Springer SE, Term Loan, 5.816%, (3 mo. EURIBOR + 4.75%), 12/18/26	EUR	8,500	$8,043,117

Charter Communications Operating, LLC, Term Loan, 5.51%, (1 mo. USD LIBOR + 1.75%), 2/1/27		3,635	3,574,079

CSC Holdings, LLC:

Term Loan, 5.662%, (1 mo. USD LIBOR + 2.25%), 7/17/25		25,265	24,538,230

Term Loan, 5.662%, (1 mo. USD LIBOR + 2.25%), 1/15/26		4	4,007

Term Loan, 5.912%, (1 mo. USD LIBOR + 2.50%), 4/15/27		13,109	12,491,421

Diamond Sports Group, LLC:

Term Loan, 11.208%, (SOFR + 8.10%), 5/26/26		5,029	4,847,859

Term Loan - Second Lien, 6.458%, (SOFR + 3.35%), 8/24/26		23,126	4,627,593

Entravision Communications Corporation, Term Loan, 6.504%, (1 mo. USD LIBOR + 2.75%), 11/29/24		7,139	6,996,184

Gray Television, Inc., Term Loan, 6.128%, (1 mo. USD LIBOR + 3.00%), 12/1/28		1,042	1,029,658

Hubbard Radio, LLC, Term Loan, 8.01%, (1 mo. USD LIBOR + 4.25%), 3/28/25		6,333	5,235,431

iHeartCommunications, Inc., Term Loan, 6.754%, (1 mo. USD LIBOR + 3.00%), 5/1/26		2,365	2,240,716

39	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2022

Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000’s omitted)	Value

Media (continued)

Magnite, Inc., Term Loan, 8.642%, (USD LIBOR + 5.00%), 4/28/28(9)	6,370	$6,019,995

Mission Broadcasting, Inc., Term Loan, 5.628%, (1 mo. USD LIBOR + 2.50%), 6/2/28	3,654	3,624,823

MJH Healthcare Holdings, LLC, Term Loan, 7.329%, (SOFR + 3.50%), 1/28/29	3,706	3,521,056

Nexstar Broadcasting, Inc., Term Loan, 6.254%, (1 mo. USD LIBOR + 2.50%), 9/18/26	3,989	3,955,356

Recorded Books, Inc., Term Loan, 7.578%, (SOFR + 4.00%), 8/29/25	12,877	12,544,326

Sinclair Television Group, Inc.:

Term Loan, 6.26%, (1 mo. USD LIBOR + 2.50%), 9/30/26	6,232	5,903,499

Term Loan, 6.76%, (1 mo. USD LIBOR + 3.00%), 4/1/28	22,904	21,334,824

Univision Communications, Inc.:

Term Loan, 6.504%, (1 mo. USD LIBOR + 2.75%), 3/15/24	7,012	6,996,325

Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 3/15/26	18,374	17,855,378

		$155,383,877

Metals/Mining — 0.5%

American Consolidated Natural Resources, Inc., Term Loan, 20.33%, (3 mo. USD LIBOR + 13.00%), 17.33% cash, 3.00% PIK, 9/16/25	429	$431,722

Dynacast International, LLC:

Term Loan, 7.48%, (3 mo. USD LIBOR + 4.50%), 7/22/25	15,337	13,074,881

Term Loan, 11.98%, (3 mo. USD LIBOR + 9.00%), 10/22/25	3,065	2,605,181

WireCo WorldGroup, Inc., Term Loan, 7.188%, (3 mo. USD LIBOR + 4.25%), 11/13/28	8,975	8,787,855

Zekelman Industries, Inc., Term Loan, 5.604%, (3 mo. USD LIBOR + 2.00%), 1/24/27	15,456	15,044,185

		$39,943,824

Oil, Gas & Consumable Fuels — 1.5%

Buckeye Partners, L.P., Term Loan, 5.365%, (1 mo. USD LIBOR + 2.25%), 11/1/26	8,273	$8,190,521

Centurion Pipeline Company, LLC:

Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 9/29/25	3,120	3,088,986

Term Loan, 7.754%, (1 mo. USD LIBOR + 4.00%), 9/28/25	1,629	1,609,516

CITGO Petroleum Corporation, Term Loan, 10.004%, (1 mo. USD LIBOR + 6.25%), 3/28/24	17,681	17,728,354

Delek US Holdings, Inc., Term Loan, 9.254%, (1 mo. USD LIBOR + 5.50%), 3/31/25	5,739	5,692,119

Borrower/Description		Principal Amount* (000’s omitted)	Value

Oil, Gas & Consumable Fuels (continued)

Freeport LNG Investments, LLLP, Term Loan, 7.743%, (3 mo. USD LIBOR + 3.50%), 12/21/28		16,874	$15,835,798

GIP II Blue Holding, L.P, Term Loan, 8.174%, (3 mo. USD LIBOR + 4.50%), 9/29/28		15,994	15,889,483

Matador Bidco S.a.r.l., Term Loan, 8.254%, (1 mo. USD LIBOR + 4.50%), 10/15/26		32,570	31,958,915

Oryx Midstream Services Permian Basin, LLC, Term Loan, 6.211%, (3 mo. USD LIBOR + 3.25%), 10/5/28		3,694	3,647,425

Oxbow Carbon, LLC, Term Loan, 7.878%, (3 mo. USD LIBOR + 4.25%), 10/17/25		5,476	5,459,530

QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 11.754%, (1 mo. USD LIBOR + 8.00%), 8/27/26		5,729	5,714,831

UGI Energy Services, LLC, Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 8/13/26		8,946	8,914,257

			$123,729,735

Personal Products — 0.4%

HLF Financing S.a.r.l., Term Loan, 6.254%, (1 mo. USD LIBOR + 2.50%), 8/18/25		9,683	$9,355,114

Rainbow Finco S.a.r.l., Term Loan, 4.658%, (6 mo. EURIBOR + 3.75%), 2/24/29	EUR	14,125	13,185,460

Sunshine Luxembourg VII S.a.r.l., Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 10/1/26		6,448	6,146,214

			$28,686,788

Pharmaceuticals — 1.6%

Aenova Holding GmbH, Term Loan, 5.034%, (6 mo. EURIBOR + 4.50%), 3/6/26	EUR	2,925	$2,514,849

AI Sirona (Luxembourg) Acquisition S.a.r.l., Term Loan, 4.383%, (1 mo. EURIBOR + 3.25%), 9/29/25	EUR	13,000	12,076,412

Akorn, Inc., Term Loan, 11.243%, (3 mo. USD LIBOR + 7.50%), 10/1/25		2,996	2,845,986

Amneal Pharmaceuticals, LLC, Term Loan, 7.251%, (USD LIBOR + 3.50%), 5/4/25(9)		13,385	11,479,703

Bausch Health Companies, Inc., Term Loan, 8.624%, (SOFR + 5.25%), 2/1/27		18,823	14,151,142

Horizon Therapeutics USA, Inc.:

Term Loan, 5.375%, (1 mo. USD LIBOR + 1.75%), 3/15/28		16,696	16,398,365

Term Loan, 5.625%, (1 mo. USD LIBOR + 2.00%), 5/22/26		7,802	7,673,665

Jazz Financing Lux S.a.r.l., Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 5/5/28		7,075	7,005,123

Mallinckrodt International Finance S.A.:

Term Loan, 8.733%, (3 mo. USD LIBOR + 5.25%), 9/30/27		36,851	30,010,621

40	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2022

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Pharmaceuticals (continued)

Mallinckrodt International Finance S.A.: (continued)

Term Loan, 8.983%, (3 mo. USD LIBOR + 5.50%), 9/30/27		10,080	$8,231,703

PharmaZell GmbH, Term Loan, 5.193%, (1 mo. EURIBOR + 4.00%), 5/12/27	EUR	1,800	1,698,801

Recipharm AB, Term Loan, 3.539%, (3 mo. EURIBOR + 3.20%), 2/17/28	EUR	13,725	12,275,173

			$126,361,543

Professional Services — 1.7%

AlixPartners, LLP, Term Loan, 4.443%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	3,472	$3,251,182

APFS Staffing Holdings, Inc., Term Loan, 8.044%, (SOFR + 4.00%), 12/29/28(9)		3,706	3,595,184

Blitz 20-487 GmbH, Term Loan, 4.805%, (3 mo. EURIBOR + 3.20%), 4/28/28	EUR	7,525	6,999,680

Brown Group Holding, LLC:

Term Loan, 6.254%, (1 mo. USD LIBOR + 2.50%), 6/7/28		12,656	12,318,552

Term Loan, 7.419%, (SOFR + 3.75%), 7/2/29		3,575	3,541,037

CoreLogic, Inc., Term Loan, 7.313%, (1 mo. USD LIBOR + 3.50%), 6/2/28		19,256	14,189,067

Deerfield Dakota Holding, LLC, Term Loan, 7.479%, (SOFR + 3.75%), 4/9/27		17,511	16,605,455

EAB Global, Inc., Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 8/16/28		14,540	13,918,535

Employbridge, LLC, Term Loan, 8.424%, (3 mo. USD LIBOR + 4.75%), 7/19/28		20,810	17,851,833

First Advantage Holdings, LLC, Term Loan, 6.504%, (1 mo. USD LIBOR + 2.75%), 1/31/27		5,857	5,792,742

Rockwood Service Corporation, Term Loan, 8.004%, (1 mo. USD LIBOR + 4.25%), 1/23/27		5,471	5,347,631

Trans Union, LLC, Term Loan, 6.004%, (1 mo. USD LIBOR + 2.25%), 12/1/28		32,247	31,790,474

Vaco Holdings, LLC, Term Loan, 8.708%, (SOFR + 5.00%), 1/21/29(9)		3,697	3,613,878

			$138,815,250

Real Estate Management & Development — 0.5%

Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 6.504%, (1 mo. USD LIBOR + 2.75%), 8/21/25		29,388	$28,797,100

RE/MAX International, Inc., Term Loan, 6.313%, (1 mo. USD LIBOR + 2.50%), 7/21/28		16,417	15,534,764

			$44,331,864

Road & Rail — 1.8%

Avis Budget Car Rental, LLC, Term Loan, 5.51%, (1 mo. USD LIBOR + 1.75%), 8/6/27		6,995	$6,791,887

Borrower/Description		Principal Amount* (000’s omitted)	Value

Road & Rail (continued)

Grab Holdings, Inc., Term Loan, 8.26%, (1 mo. USD LIBOR + 4.50%), 1/29/26		45,571	$43,071,775

Hertz Corporation, (The):

Term Loan, 7.01%, (1 mo. USD LIBOR + 3.25%), 6/30/28		13,502	13,046,525

Term Loan, 7.01%, (1 mo. USD LIBOR + 3.25%), 6/30/28		2,577	2,489,892

Kenan Advantage Group, Inc., Term Loan, 7.504%, (1 mo. USD LIBOR + 3.75%), 3/24/26		14,855	14,203,729

Uber Technologies, Inc.:

Term Loan, 6.57%, (3 mo. USD LIBOR + 3.50%), 4/4/25		41,325	41,084,166

Term Loan, 6.57%, (3 mo. USD LIBOR + 3.50%), 2/25/27		24,720	24,497,867

XPO Logistics, Inc., Term Loan, 4.936%, (1 mo. USD LIBOR + 1.75%), 2/24/25		4,275	4,219,224

			$149,405,065

Semiconductors & Semiconductor Equipment — 1.2%

Altar Bidco, Inc.:

Term Loan, 5.368%, (SOFR + 3.35%), 2/1/29(9)		23,815	$22,341,740

Term Loan - Second Lien, 7.355%, (SOFR + 5.60%), 2/1/30		6,650	5,741,164

Bright Bidco B.V., DIP Loan, 10.903%, (SOFR + 8.00%), 2/28/23		3,376	3,021,834

Entegris, Inc., Term Loan, 5.708%, (SOFR + 3.00%), 7/6/29		2,500	2,491,015

MACOM Technology Solutions Holdings, Inc., Term Loan, 6.004%, (1 mo. USD LIBOR + 2.25%), 5/17/24		555	546,039

MaxLinear, Inc., Term Loan, 5.882%, (1 mo. USD LIBOR + 2.25%), 6/23/28		3,546	3,484,366

MKS Instruments, Inc.:

Term Loan, 3.913%, (1 mo. EURIBOR + 3.00%), 8/17/29	EUR	5,625	5,406,035

Term Loan, 6.317%, (SOFR + 2.75%), 8/17/29		47,750	46,829,810

Synaptics Incorporated, Term Loan, 4.356%, (3 mo. USD LIBOR + 2.25%), 12/2/28		2,784	2,756,470

Ultra Clean Holdings, Inc., Term Loan, 7.504%, (1 mo. USD LIBOR + 3.75%), 8/27/25		2,109	2,088,013

			$94,706,486

Software — 14.9%

Applied Systems, Inc.:

Term Loan, 6.674%, (3 mo. USD LIBOR + 3.00%), 9/19/24		43,880	$43,394,209

Term Loan - Second Lien, 9.174%, (3 mo. USD LIBOR + 5.50%), 9/19/25		3,707	3,663,414

41	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2022

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Software (continued)

AppLovin Corporation:

Term Loan, 6.674%, (3 mo. USD LIBOR + 3.00%), 10/25/28		17,811	$17,203,839

Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 8/15/25		43,004	42,137,373

Aptean, Inc.:

Term Loan, 7.32%, (3 mo. USD LIBOR + 4.25%), 4/23/26		26,142	25,096,027

Term Loan - Second Lien, 10.07%, (3 mo. USD LIBOR + 7.00%), 4/23/27		6,550	6,255,250

AQA Acquisition Holding, Inc., Term Loan, 7.32%, (3 mo. USD LIBOR + 4.25%), 3/3/28		2,736	2,629,875

Astra Acquisition Corp.:

Term Loan, 9.004%, (1 mo. USD LIBOR + 5.25%), 10/25/28		13,017	11,346,099

Term Loan - Second Lien, 12.629%, (1 mo. USD LIBOR + 8.88%), 10/25/29		20,170	18,455,687

Banff Merger Sub, Inc.:

Term Loan, 5.133%, (3 mo. EURIBOR + 4.00%), 10/2/25	EUR	1,927	1,793,039

Term Loan, 7.504%, (1 mo. USD LIBOR + 3.75%), 10/2/25		18,882	18,190,712

Term Loan - Second Lien, 9.254%, (1 mo. USD LIBOR + 5.50%), 2/27/26		13,521	12,456,394

Cast and Crew Payroll, LLC:

Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 2/9/26		8,482	8,357,912

Term Loan, 7.478%, (SOFR + 3.75%), 12/29/28		6,154	6,070,809

CDK Global, Inc., Term Loan, 8.112%, (SOFR + 4.50%), 7/6/29		33,975	33,333,246

CentralSquare Technologies, LLC, Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 8/29/25		18,552	16,158,979

Ceridian HCM Holding, Inc., Term Loan, 6.254%, (1 mo. USD LIBOR + 2.50%), 4/30/25		10,008	9,708,751

Cloudera, Inc.:

Term Loan, 7.504%, (1 mo. USD LIBOR + 3.75%), 10/8/28		30,916	28,906,811

Term Loan - Second Lien, 9.754%, (1 mo. USD LIBOR + 6.00%), 10/8/29		8,550	7,096,500

ConnectWise, LLC, Term Loan, 7.174%, (3 mo. USD LIBOR + 3.50%), 9/29/28		13,399	12,702,015

Constant Contact, Inc., Term Loan, 7.909%, (3 mo. USD LIBOR + 4.00%), 2/10/28		12,096	10,529,796

Cornerstone OnDemand, Inc., Term Loan, 7.504%, (1 mo. USD LIBOR + 3.75%), 10/16/28		15,622	13,122,060

Delta TopCo, Inc., Term Loan, 5.836%, (3 mo. USD LIBOR + 3.75%), 12/1/27		13,528	12,386,213

E2open, LLC, Term Loan, 6.644%, (3 mo. USD LIBOR + 3.50%), 2/4/28		16,340	15,962,052

Borrower/Description		Principal Amount* (000’s omitted)	Value

Software (continued)

ECI Macola Max Holding, LLC, Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 11/9/27		26,923	$26,104,245

Epicor Software Corporation, Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 7/30/27		46,523	44,272,743

Finastra USA, Inc.:

Term Loan, 6.871%, (3 mo. USD LIBOR + 3.50%), 6/13/24		57,999	52,677,932

Term Loan - Second Lien, 10.621%, (6 mo. USD LIBOR + 7.25%), 6/13/25		25,750	19,248,125

Fiserv Investment Solutions, Inc., Term Loan, 6.961%, (3 mo. USD LIBOR + 4.00%), 2/18/27		5,867	5,555,742

GoTo Group, Inc., Term Loan, 8.322%, (1 mo. USD LIBOR + 4.75%), 8/31/27		24,408	15,743,117

Greeneden U.S. Holdings II, LLC, Term Loan, 5.855%, (3 mo. EURIBOR + 4.25%), 12/1/27	EUR	1,228	1,172,226

Hyland Software, Inc.:

Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 7/1/24		61,331	59,912,800

Term Loan - Second Lien, 10.004%, (1 mo. USD LIBOR + 6.25%), 7/7/25		1,750	1,682,187

IGT Holding IV AB:

Term Loan, 4.093%, (3 mo. EURIBOR + 2.90%), 3/31/28	EUR	6,205	5,689,679

Term Loan, 7.074%, (3 mo. USD LIBOR + 3.40%), 3/31/28		4,056	3,944,720

Ivanti Software, Inc.:

Term Loan, 7.332%, (3 mo. USD LIBOR + 4.25%), 12/1/27		13,948	10,531,025

Term Loan - Second Lien, 10.332%, (3 mo. USD LIBOR + 7.25%), 12/1/28		9,750	6,548,753

MA FinanceCo., LLC, Term Loan, 7.418%, (3 mo. USD LIBOR + 4.25%), 6/5/25		12,363	12,301,566

Magenta Buyer, LLC:

Term Loan, 9.17%, (3 mo. USD LIBOR + 4.75%), 7/27/28		51,109	44,831,982

Term Loan - Second Lien, 12.67%, (3 mo. USD LIBOR + 8.25%), 7/27/29		16,175	13,964,411

Marcel LUX IV S.a.r.l.:

Term Loan, 4.693%, (3 mo. EURIBOR + 3.50%), 3/16/26	EUR	8,650	8,115,599

Term Loan, 6.979%, (SOFR + 3.25%), 3/15/26		11,597	11,394,235

Term Loan, 7.125%, (SOFR + 4.00%), 12/31/27		731	718,531

Maverick Bidco, Inc.:

Term Loan, 8.165%, (3 mo. USD LIBOR + 3.75%), 5/18/28		11,070	10,544,320

Term Loan - Second Lien, 11.165%, (3 mo. USD LIBOR + 6.75%), 5/18/29		3,175	2,984,500

McAfee, LLC:

Term Loan, 5.604%, (EURIBOR + 4.00%), 3/1/29(9)	EUR	16,608	15,342,259

42	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2022

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Software (continued)

McAfee, LLC: (continued)

Term Loan, 6.87%, (SOFR + 3.75%), 3/1/29		38,578	$35,267,020

Mediaocean, LLC, Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 12/15/28		6,015	5,668,914

MH Sub I, LLC, Term Loan, 7.504%, (1 mo. USD LIBOR + 3.75%), 9/13/24		4,850	4,678,720

Mitnick Corporate Purchaser, Inc., Term Loan, 8.944%, (SOFR + 4.75%), 5/2/29		6,975	6,662,869

N-Able International Holdings II, LLC, Term Loan, 6.07%, (3 mo. USD LIBOR + 3.00%), 7/19/28		1,277	1,238,624

NortonLifeLock, Inc., Term Loan, 5.829%, (SOFR + 2.00%), 9/12/29		1,775	1,736,330

Panther Commercial Holdings, L.P., Term Loan, 8.665%, (3 mo. USD LIBOR + 4.25%), 1/7/28		21,055	19,067,938

Polaris Newco, LLC:

Term Loan, 5.193%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	8,564	7,884,583

Term Loan, 7.674%, (3 mo. USD LIBOR + 4.00%), 6/2/28		13,022	11,942,605

Proofpoint, Inc., Term Loan, 6.32%, (3 mo. USD LIBOR + 3.25%), 8/31/28		46,914	44,722,404

Quest Software US Holdings, Inc., Term Loan, 8.494%, (SOFR + 4.25%), 2/1/29		24,389	18,132,446

RealPage, Inc., Term Loan, 6.754%, (1 mo. USD LIBOR + 3.00%), 4/24/28		25,368	23,896,705

Red Planet Borrower, LLC, Term Loan, 7.504%, (1 mo. USD LIBOR + 3.75%), 10/2/28		15,345	9,470,136

Redstone Holdco 2 L.P., Term Loan, 9.108%, (3 mo. USD LIBOR + 4.75%), 4/27/28		18,928	13,748,875

Sabre GLBL, Inc.:

Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 12/17/27		6,029	5,410,859

Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 12/17/27		3,782	3,394,390

Seattle Spinco, Inc., Term Loan, 6.504%, (1 mo. USD LIBOR + 2.75%), 6/21/24		10,389	10,307,076

SkillSoft Corporation, Term Loan, 8.473%, (SOFR + 5.25%), 7/14/28		10,450	8,689,197

SolarWinds Holdings, Inc., Term Loan, 6.504%, (1 mo. USD LIBOR + 2.75%), 2/5/24		19,531	19,376,620

Sophia, L.P., Term Loan, 7.174%, (3 mo. USD LIBOR + 3.50%), 10/7/27		23,428	22,636,883

Sovos Compliance, LLC, Term Loan, 8.254%, (1 mo. USD LIBOR + 4.50%), 8/11/28		10,434	10,129,261

Sportradar Capital S.a.r.l., Term Loan, 4.443%, (1 mo. EURIBOR + 3.50%), 11/22/27	EUR	7,804	7,403,596

SS&C European Holdings S.a.r.l., Term Loan, 5.504%, (1 mo. USD LIBOR + 1.75%), 4/16/25		5,213	5,112,226

Borrower/Description		Principal Amount* (000’s omitted)	Value

Software (continued)

SS&C Technologies, Inc.:

Term Loan, 5.504%, (1 mo. USD LIBOR + 1.75%), 4/16/25		6,422	$6,297,431

Term Loan, 6.079%, (SOFR + 2.25%), 3/22/29		3,428	3,371,036

Term Loan, 6.079%, (SOFR + 2.25%), 3/22/29		5,166	5,079,378

SurveyMonkey, Inc., Term Loan, 7.51%, (1 mo. USD LIBOR + 3.75%), 10/10/25		11,443	11,099,712

Turing Midco, LLC, Term Loan, 6.504%, (1 mo. USD LIBOR + 2.75%), 3/23/28		635	625,141

Ultimate Software Group, Inc. (The):

Term Loan, 6.998%, (3 mo. USD LIBOR + 3.25%), 5/4/26		48,539	46,950,182

Term Loan, 7.504%, (1 mo. USD LIBOR + 3.75%), 5/4/26		18,884	18,394,932

Term Loan - Second Lien, 8.998%, (1 mo. USD LIBOR + 5.25%), 5/3/27		1,450	1,342,458

Veritas US, Inc., Term Loan, 8.674%, (3 mo. USD LIBOR + 5.00%), 9/1/25		13,783	11,037,913

Vision Solutions, Inc., Term Loan, 8.358%, (3 mo. USD LIBOR + 4.00%), 4/24/28		36,453	31,075,984

VS Buyer, LLC, Term Loan, 6.754%, (1 mo. USD LIBOR + 3.00%), 2/28/27		21,464	20,927,483

			$1,203,017,686

Specialty Retail — 2.1%

Belron Finance US, LLC, Term Loan, 5.375%, (3 mo. USD LIBOR + 2.50%), 4/13/28		7,708	$7,598,031

Belron Luxembourg S.a.r.l., Term Loan, 2.769%, (3 mo. EURIBOR + 2.50%), 4/13/28	EUR	3,575	3,309,973

Boels Topholding B.V., Term Loan, 3.571%, (3 mo. EURIBOR + 3.25%), 2/6/27	EUR	7,750	7,270,244

David’s Bridal, Inc.:

Term Loan, 9.42%, (3 mo. USD LIBOR + 5.00%), 4.42% cash, 5.00% PIK, 6/23/23		3,942	3,798,692

Term Loan, 9.754%, (1 mo. USD LIBOR + 6.00%), 6/30/23		4,724	4,421,866

Great Outdoors Group, LLC, Term Loan, 7.504%, (1 mo. USD LIBOR + 3.75%), 3/6/28		44,635	42,161,042

Harbor Freight Tools USA, Inc., Term Loan, 6.504%, (1 mo. USD LIBOR + 2.75%), 10/19/27		32,996	31,011,944

L1R HB Finance Limited:

Term Loan, 6.016%, (6 mo. EURIBOR + 4.25%), 9/2/24	EUR	4,674	3,475,496

Term Loan, 7.217%, (SONIA + 5.25%), 9/2/24	GBP	9,172	7,941,484

Les Schwab Tire Centers, Term Loan, 6.58%, (3 mo. USD LIBOR + 3.25%), 11/2/27		27,454	26,732,982

LIDS Holdings, Inc., Term Loan, 8.99%, (SOFR + 5.50%), 12/14/26		5,823	4,921,891

43	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2022

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Specialty Retail (continued)

Mattress Firm, Inc., Term Loan, 8.433%, (3 mo. USD LIBOR + 4.25%), 9/25/28		16,632	$14,287,919

PetSmart, Inc., Term Loan, 7.50%, (1 mo. USD LIBOR + 3.75%), 2/11/28		17,351	16,740,325

			$173,671,889

Technology Hardware, Storage & Peripherals — 0.1%

NCR Corporation, Term Loan, 6.92%, (3 mo. USD LIBOR + 2.50%), 8/28/26		8,997	$8,666,866

			$8,666,866

Thrifts & Mortgage Finance — 0.2%

Ditech Holding Corporation, Term Loan, 0.00%, 6/30/23(12)		22,620	$2,827,502

Walker & Dunlop, Inc., Term Loan, 6.079%, (SOFR + 2.25%), 12/16/28		12,952	12,757,843

			$15,585,345

Trading Companies & Distributors — 2.5%

American Builders & Contractors Supply Co., Inc., Term Loan, 5.754%, (1 mo. USD LIBOR + 2.00%), 1/15/27		21,461	$21,067,243

Avolon TLB Borrower 1 (US), LLC:

Term Loan, 5.239%, (1 mo. USD LIBOR + 1.75%), 1/15/25		25,082	24,661,358

Term Loan, 5.739%, (1 mo. USD LIBOR + 2.25%), 12/1/27		13,964	13,728,508

Core & Main L.P., Term Loan, 6.528%, (USD LIBOR + 2.50%), 7/27/28(9)		12,431	12,155,481

DXP Enterprises, Inc., Term Loan, 8.504%, (1 mo. USD LIBOR + 4.75%), 12/16/27		4,225	4,038,599

Electro Rent Corporation, Term Loan, 9.278%, (3 mo. USD LIBOR + 5.00%), 1/31/24		15,761	14,880,759

Hillman Group, Inc. (The):

Term Loan, 3.034%, (1 mo. USD LIBOR + 2.75%), 7/14/28(10)		875	838,043

Term Loan, 6.326%, (1 mo. USD LIBOR + 2.75%), 7/14/28		3,619	3,466,614

Park River Holdings, Inc., Term Loan, 6.993%, (3 mo. USD LIBOR + 3.25%), 12/28/27		10,857	9,251,931

Patagonia Bidco Limited:

Term Loan, 6.94%, (SONIA + 5.25%), 3/5/29	GBP	17,262	16,430,285

Term Loan, 6.94%, (SONIA + 5.25%), 3/5/29	GBP	3,138	2,987,325

Quimper AB, Term Loan, 4.085%, (3 mo. EURIBOR + 2.93%), 2/16/26	EUR	25,175	22,971,774

Borrower/Description	Principal Amount* (000’s omitted)	Value

Trading Companies & Distributors (continued)

SiteOne Landscape Supply, LLC, Term Loan, 5.76%, (1 mo. USD LIBOR + 2.00%), 3/23/28	3,431	$3,402,666

Spin Holdco, Inc., Term Loan, 7.144%, (3 mo. USD LIBOR + 4.00%), 3/4/28	42,353	37,498,715

SRS Distribution, Inc.:

Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 6/2/28	14,325	13,343,013

Term Loan, 7.329%, (SOFR + 3.50%), 6/2/28	5,037	4,690,648

TricorBraun Holdings, Inc., Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 3/3/28	829	787,162

		$206,200,124

Wireless Telecommunication Services — 0.2%

CCI Buyer, Inc., Term Loan, 7.553%, (SOFR + 4.00%), 12/17/27	7,914	$7,609,384

Digicel International Finance Limited, Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 5/28/24	14,057	12,100,775

		$19,710,159

Total Senior Floating-Rate Loans (identified cost $7,543,162,144)		$6,829,205,613

Warrants — 0.0%
Security	Shares	Value

Leisure Goods/Activities/Movies — 0.0%

Cineworld Group PLC, Exp. 11/23/25(5)(6)	1,791,400	$0

		$0

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC, Exp. 11/26/22(4)(5)(6)	51,888	$0

		$0

Total Warrants (identified cost $0)		$0

44	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2022

Portfolio of Investments — continued

Short-Term Investments — 1.9%
Security	Shares	Value

Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.88%(13)	156,771,808	$156,771,808

Total Short-Term Investments (identified cost $156,771,808)		$156,771,808

Total Investments — 97.6% (identified cost $8,799,948,828)		$7,909,317,423

Less Unfunded Loan Commitments — (0.2)%		$(15,840,797)

Net Investments — 97.4% (identified cost $8,784,108,031)		$7,893,476,626

Other Assets, Less Liabilities — 2.6%		$207,653,892

Net Assets — 100.0%		$8,101,130,518

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2022, the aggregate value of these securities is $828,991,656 or 10.2% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2022.

(3)	Affiliated company (see Note 7).

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(5)	Non-income producing security.

(6)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(7)	Amount is less than 0.05%.

(8)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(9)

The stated interest rate represents the weighted average interest rate at October 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(10)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At October 31, 2022, the total value of unfunded loan commitments is $13,795,189. See Note 1F for description.

(11)	This Senior Loan will settle after October 31, 2022, at which time the interest rate will be determined.

(12)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2022.

Forward Foreign Currency Exchange Contracts (OTC)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	275,596,332	EUR	280,766,698	Standard Chartered Bank	11/2/22	$—	$(1,871,277)

USD	278,080,923	EUR	280,766,698	Standard Chartered Bank	12/2/22	22,582	—

USD	4,960,610	EUR	5,000,000	Bank of America, N.A.	12/30/22	—	(5,433)

USD	42,087,033	EUR	43,125,827	Bank of America, N.A.	12/30/22	—	(745,906)

USD	42,096,620	EUR	43,125,827	State Street Bank and Trust Company	12/30/22	—	(736,319)

USD	52,870,587	EUR	54,170,212	State Street Bank and Trust Company	12/30/22	—	(931,729)

USD	41,868,950	EUR	43,125,827	State Street Bank and Trust Company	12/30/22	—	(963,989)

USD	63,152,939	EUR	64,688,740	State Street Bank and Trust Company	12/30/22	—	(1,096,470)

USD	34,826,781	EUR	34,639,475	Bank of America, N.A.	1/31/23	338,110	—

45	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2022

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	21,802,101	EUR	21,649,672	Bank of America, N.A.	1/31/23	$246,681	$—

USD	21,781,830	EUR	21,649,672	Bank of America, N.A.	1/31/23	226,411	—

USD	21,827,065	EUR	21,649,672	Standard Chartered Bank	1/31/23	271,645	—

USD	3,557,817	EUR	3,529,711	Standard Chartered Bank	1/31/23	43,472	—

USD	37,812,864	EUR	37,560,965	State Street Bank and Trust Company	1/31/23	415,421	—

USD	34,876,236	EUR	34,639,475	State Street Bank and Trust Company	1/31/23	387,564	—

USD	34,854,004	EUR	34,639,475	State Street Bank and Trust Company	1/31/23	365,333	—

USD	34,823,366	EUR	34,639,475	State Street Bank and Trust Company	1/31/23	334,694	—

USD	21,780,869	EUR	21,649,672	State Street Bank and Trust Company	1/31/23	225,449	—

USD	27,932,349	GBP	24,042,527	State Street Bank and Trust Company	1/31/23	276,020	—

USD	21,194,786	GBP	18,266,270	State Street Bank and Trust Company	1/31/23	182,936	—

						$3,336,318	$(6,351,123)

Abbreviations:

DIP	–	Debtor In Possession

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

OTC	–	Over-the-counter

PIK	–	Payment In Kind

SOFR	–	Secured Overnight Financing Rate

SONIA	–	Sterling Overnight Interbank Average

Currency Abbreviations:

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

46	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2022

Statement of Assets and Liabilities

Assets	October 31, 2022

Unaffiliated investments, at value (identified cost $8,624,990,815)	$7,728,019,654

Affiliated investments, at value (identified cost $159,117,216)	165,456,972

Cash	60,602,545

Deposits for derivatives collateral — forward foreign currency exchange contracts	9,460,000

Foreign currency, at value (identified cost $6,811,773)	6,806,847

Interest receivable	40,252,490

Dividends receivable from affiliated investments	520,417

Receivable for investments sold	107,467,802

Receivable for open forward foreign currency exchange contracts	3,336,318

Prepaid upfront fees on notes payable	419,817

Other receivables	2,084,589

Prepaid expenses	114,818

Total assets	$8,124,542,269

Liabilities

Cash collateral due to brokers	$1,260,000

Payable for investments purchased	10,975,850

Payable for open forward foreign currency exchange contracts	6,351,123

Payable to affiliates:

Investment adviser fee	3,427,703

Trustees’ fees	9,042

Accrued expenses	1,388,033

Total liabilities	$23,411,751

Net Assets applicable to investors’ interest in Portfolio	$8,101,130,518

47	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2022

Statement of Operations

Investment Income	Year Ended October 31, 2022

Dividend income	$3,256,926

Dividend income from affiliated investments	2,629,727

Interest and other income	464,039,211

Total investment income	$469,925,864

Expenses

Investment adviser fee	$46,506,949

Trustees’ fees and expenses	108,500

Custodian fee	1,650,912

Legal and accounting services	561,340

Interest expense and fees	2,289,900

Miscellaneous	436,279

Total expenses	$51,553,880

Deduct:

Waiver and/or reimbursement of expenses by affiliate	$250,289

Total expense reductions	$250,289

Net expenses	$51,303,591

Net investment income	$418,622,273

Realized and Unrealized Gain (Loss)

Net realized gain (loss):

Investment transactions	$(119,289,716)

Investment transactions - affiliated investments	(82,915)

Foreign currency transactions	6,990,412

Forward foreign currency exchange contracts	172,100,779

Net realized gain	$59,718,560

Change in unrealized appreciation (depreciation):

Investments	$(818,037,102)

Investments - affiliated investments	(1,388,424)

Foreign currency	(2,145,936)

Forward foreign currency exchange contracts	(10,320,397)

Net change in unrealized appreciation (depreciation)	$(831,891,859)

Net realized and unrealized loss	$(772,173,299)

Net decrease in net assets from operations	$(353,551,026)

48	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2022

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2022	2021

From operations:

Net investment income	$418,622,273	$256,806,743

Net realized gain	59,718,560	9,155,076

Net change in unrealized appreciation (depreciation)	(831,891,859)	224,746,482

Net increase (decrease) in net assets from operations	$(353,551,026)	$490,708,301

Capital transactions:

Contributions	$2,094,290,768	$3,163,957,748

Withdrawals	(2,626,390,995)	(317,385,727)

Net increase (decrease) in net assets from capital transactions	$(532,100,227)	$2,846,572,021

Net increase (decrease) in net assets	$(885,651,253)	$3,337,280,322

Net Assets

At beginning of year	$8,986,781,771	$5,649,501,449

At end of year	$8,101,130,518	$8,986,781,771

49	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2022

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2022		2021	2020	2019	2018

Ratios (as a percentage of average daily net assets):

Expenses	0.54	%(1)	0.56%	0.59%	0.55%	0.54%

Net investment income	4.39%		3.51%	4.17%	5.09%	4.38%

Portfolio Turnover	27%		26%	28%	16%	30%

Total Return	(3.32)%		7.80%	1.18%	1.64%	5.05%

Net assets, end of year (000’s omitted)	$8,101,131		$8,986,782	$5,649,501	$7,966,641	$11,502,389

(1)

Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended October 31, 2022).

50

Eaton Vance

Floating Rate Portfolio

October 31, 2022

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2022, Eaton Vance Floating-Rate Fund and Eaton Vance Floating-Rate & High Income Fund held an interest of 84.3% and 15.7%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, which became effective September 8, 2022, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

51

Eaton Vance

Floating Rate Portfolio

October 31, 2022

Notes to Financial Statements — continued

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of October 31, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At October 31, 2022, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

52

Eaton Vance

Floating Rate Portfolio

October 31, 2022

Notes to Financial Statements — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $1 billion	0.5750%

$1 billion but less than $2 billion	0.5250%

$2 billion but less than $5 billion	0.4900%

$5 billion but less than $10 billion	0.4600%

$10 billion but less than $15 billion	0.4350%

$15 billion but less than $20 billion	0.4150%

$20 billion but less than $25 billion	0.4000%

$25 billion and over	0.3900%

For the year ended October 31, 2022, the Portfolio’s investment adviser fee amounted to $46,506,949 or 0.49% of the Portfolio’s average daily net assets. Effective April 26, 2022, the Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended October 31, 2022, the investment adviser fee paid was reduced by $250,289 relating to the Portfolio’s investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM), an affiliate of BMR. EVM did not receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $2,490,453,168 and $2,607,264,764, respectively, for the year ended October 31, 2022.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2022, as determined on a federal income tax basis, were as follows:

Aggregate cost	$8,624,117,550

Gross unrealized appreciation	$40,569,938

Gross unrealized depreciation	(771,210,862)

Net unrealized depreciation	$(730,640,924)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2022 is included in the Portfolio of Investments. At October 31, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

53

Eaton Vance

Floating Rate Portfolio

October 31, 2022

Notes to Financial Statements — continued

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2022, the fair value of derivatives with credit related contingent features in a net liability position was $6,351,123. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $8,200,000 at October 31, 2022.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at October 31, 2022 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$3,336,318	(1)	$(6,351,123	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2022.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$811,202	$(751,339)	$—	$(59,863)	$—

Standard Chartered Bank	337,699	(337,699)	—	—	—

State Street Bank and Trust Company	2,187,417	(2,187,417)	—	—	—

	$3,336,318	$(3,276,455)	$—	$(59,863)	$—

54

Eaton Vance

Floating Rate Portfolio

October 31, 2022

Notes to Financial Statements — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America, N.A.	$(751,339)	$751,339	$—	$—	$—

Standard Chartered Bank	(1,871,277)	337,699	—	1,533,578	—

State Street Bank and Trust Company	(3,728,507)	2,187,417	—	1,541,090	—

	$(6,351,123)	$3,276,455	$—	$3,074,668	$—

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the year ended October 31, 2022 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$172,100,779	$(10,320,397)

(1)	Statement of Operations location: Net realized gain (loss) - Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) - Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the year ended October 31, 2022, which is indicative of the volume of this derivative type, was approximately $1,241,185,000.

6  Credit Facility

The Portfolio participates with another portfolio and fund managed by EVM and its affiliates in a $700 million ($725 million prior to June 30, 2022 and $650 million prior to March 7, 2022) unsecured credit facility agreement (Agreement) with a group of banks, which is in effect through March 6, 2023. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. At the Portfolio’s option, any loan under the Credit Facility that is made to it will bear interest at a rate equal to (i) the Benchmark Rate (defined below) plus a margin or, (ii) the Base Rate, or (iii) the Overnight Rate plus a margin. Base Rate is the highest of (a) administrative agent’s prime rate, (b) 50 basis points above the Federal Funds rate, (c) the Benchmark Rate plus a margin and (d) 1.00%, in each case as in effect from time to time. The “Overnight Rate” is the greatest of the Benchmark Rate, the Federal Funds rate and 0.00%. “Benchmark Rate” means Term SOFR (defined as the forward-looking Secured Overnight Financing Rate term rate published two U.S. government securities business days prior to the commencement of the applicable interest period plus the Term SOFR Adjustment) for an interest period of one-month’s duration. To the extent that, at any time, the Benchmark Rate is less than 0.00%, the Benchmark Rate shall be deemed to be 0.00% for purposes of the Credit Facility. “Term SOFR Adjustment” means 0.10%. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of each lender’s commitment amount is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $1,241,000 of amortization of upfront fees paid by the Portfolio in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at October 31, 2022 is $419,817 and is included in prepaid expenses in the Statement of Assets and Liabilities. Because the credit facility is not available exclusively to the Portfolio and the maximum amount is capped, it may be unable to borrow some or all of a requested amount at any particular time. The Portfolio did not have any significant borrowings during the year ended October 31, 2022.

55

Eaton Vance

Floating Rate Portfolio

October 31, 2022

Notes to Financial Statements — continued

7  Investments in Affiliated Companies/Funds

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At October 31, 2022, the value of the portfolio’s investment in affiliated companies and funds that may deemed to be affiliated was $165,456,972, which represents 2.0% of the Portfolio’s net assets. Transactions in affiliated companies and funds by the Portfolio for the year ended October 31, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period

Common Stocks*

IAP Global Services, LLC(1)(2)(3)	$10,073,588	$—	$—	$—	$(1,388,424)	$8,685,164	$—	2,577

Short-Term Investments

Cash Reserves Fund	667,360,691	1,266,262,613	(1,933,540,389)	(82,915)	—	—	381,908	—

Liquidity Fund	—	2,435,642,928	(2,278,871,120)	—	—	156,771,808	2,247,819	156,771,808

Total				$(82,915)	$(1,388,424)	$165,456,972	$2,629,727

*	The related industry is the same as the presentation in the Portfolio of Investments.

(1)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(2)	Non-income producing security.

(3)	A portion of the shares were acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

56

Eaton Vance

Floating Rate Portfolio

October 31, 2022

Notes to Financial Statements — continued

At October 31, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Asset-Backed Securities	$—	$269,370,575	$—	$269,370,575

Common Stocks	12,311,345	27,416,418	14,240,583	53,968,346

Convertible Preferred Stocks	—	4,538,607	—	4,538,607

Corporate Bonds	—	567,110,839	—	567,110,839

Exchange-Traded Funds	17,610,840	—	—	17,610,840

Preferred Stocks	—	10,740,795	0	10,740,795

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	6,807,728,858	5,635,958	6,813,364,816

Warrants	—	0	0	0

Short-Term Investments	156,771,808	—	—	156,771,808

Total Investments	$186,693,993	$7,686,906,092	$19,876,541	$7,893,476,626

Forward Foreign Currency Exchange Contracts	$—	$3,336,318	$—	$3,336,318

Total	$186,693,993	$7,690,242,410	$19,876,541	$7,896,812,944

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(6,351,123)	$—	$(6,351,123)

Total	$—	$(6,351,123)	$—	$(6,351,123)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2022 is not presented.

9  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

LIBOR Transition Risk

Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

57

Eaton Vance

Floating Rate Portfolio

October 31, 2022

Notes to Financial Statements — continued

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

58

Eaton Vance

Floating Rate Portfolio

October 31, 2022

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Eaton Vance Floating Rate Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Floating Rate Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2022, by correspondence with the custodian, brokers and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 20, 2022

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

59

Eaton Vance

Floating-Rate Fund

October 31, 2022

Board of Trustees’ Contract Approval

Overview of the Contract Review Process – Eaton Vance Funds

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on June 8, 2022, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2022. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•

The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

[1]

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Following the “Overview” section, further information regarding the Board’s evaluation of a fund’s contractual arrangements is included under the “Results of the Contract Review Process” section.

60

Eaton Vance

Floating-Rate Fund

October 31, 2022

Board of Trustees’ Contract Approval — continued

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

•

Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;

•	Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•

Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•

Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;

•

Information concerning efforts to implement policies and procedures with respect to various new regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;

•

The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2022 meeting, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Floating-Rate Fund (the “Fund”)

61

Eaton Vance

Floating-Rate Fund

October 31, 2022

Board of Trustees’ Contract Approval — continued

and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Eaton Vance Floating Rate Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. In particular, the Board considered the abilities and experience of each Adviser’s investment professionals in analyzing special considerations relevant to investing in senior floating rate loans. The Board considered each Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Fund and to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of each Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2021. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2021, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

62

Eaton Vance

Floating-Rate Fund

October 31, 2022

Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by each Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

63

Eaton Vance

Floating-Rate Fund

October 31, 2022

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2022, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

64

Eaton Vance

Floating-Rate Fund

October 31, 2022

Management and Organization

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Eaton Vance Floating Rate Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and the Portfolio’s affairs. The Board members and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund’s and the Portfolio’s current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund and the Portfolio to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund and the Portfolio to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 135 funds (with the exception of Mr. Bowser who oversees 110 funds) in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV (since 2021), Chief Executive Officer of EVM and BMR. Formerly, Chairman, Chief Executive Officer (2007-2021) and President (2006-2021) of EVC and Director of EVD (2007-2022). Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM and EV, which are affiliates of the Trust and the Portfolio.

Other Directorships. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (investment management firm) (2012-2021).

Noninterested Trustees

Alan C. Bowser(1) 1962	Trustee	Since 2022

Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- present).

Other Directorships. None.

Mark R. Fetting 1954	Trustee	Since 2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships. None.

Cynthia E. Frost 1961	Trustee	Since 2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships. None.

George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.

65

Eaton Vance

Floating-Rate Fund

October 31, 2022

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	Since 2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).

Keith Quinton 1958	Trustee	Since 2018

Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	Since 2018

Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).

Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	Since 2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (since 2021).

Scott E. Wennerholm 1959	Trustee	Since 2016

Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships. None.

Nancy A. Wiser(1) 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).

Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.

66

Eaton Vance

Floating-Rate Fund

October 31, 2022

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Nicholas Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.

Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

67

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

68

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

69

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

70

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Investment Adviser of Eaton Vance Floating Rate Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance

Eaton Vance Floating-Rate Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1044    10.31.22

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2021 and October 31, 2022 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/21	10/31/22
Audit Fees	$113,844	$122,000
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$23,365	$0
All Other Fees(3)	$0	$0

Total	$137,209	$122,000

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2021 and October 31, 2022; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/21	10/31/22
Registrant	$23,365	$0
Eaton Vance(1)	$51,800	$52,836

(1)	Certain subsidiaries of Morgan Stanley. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: December 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: December 28, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: December 28, 2022